Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	10,992	$3,508,536

Australia — 2.0%
Afterpay Ltd.(a)	56,640	5,247,094
AGL Energy Ltd.	137,696	593,832
Ampol Ltd.	73,747	1,705,861
APA Group	303,629	1,883,911
Aristocrat Leisure Ltd.	164,750	5,843,141
ASX Ltd.	52,834	3,322,613
Aurizon Holdings Ltd.	578,946	1,476,001
AusNet Services Ltd.	671,761	1,249,240
Australia & New Zealand Banking Group Ltd.	666,928	14,192,541
BHP Group Ltd.	716,920	19,691,629
BHP Group PLC	540,970	14,287,868
BlueScope Steel Ltd.	199,738	3,121,127
Brambles Ltd.	407,626	3,092,533
Cochlear Ltd.	13,600	2,274,764
Coles Group Ltd.	333,973	4,327,948
Commonwealth Bank of Australia	425,181	33,700,780
Computershare Ltd.	114,827	1,633,916
Crown Resorts Ltd.(a)	104,194	785,415
CSL Ltd.	113,542	25,835,379
Dexus	308,751	2,532,617
Endeavour Group Ltd.	313,232	1,609,533
Evolution Mining Ltd.	420,246	1,140,942
Fortescue Metals Group Ltd.	430,396	4,484,742
Glencore PLC	2,619,923	13,101,135
Goodman Group	403,126	6,674,509
GPT Group (The)	620,834	2,423,764
Insurance Australia Group Ltd.	503,431	1,824,170
James Hardie Industries PLC	129,829	5,100,488
Lendlease Corp. Ltd.	172,126	1,363,618
Macquarie Group Ltd.	82,973	12,249,225
Magellan Financial Group Ltd.	30,781	809,728
Medibank Pvt Ltd.	861,508	2,165,081
Mirvac Group	1,415,031	3,019,909
National Australia Bank Ltd.	760,457	16,533,837
Newcrest Mining Ltd.	201,819	3,781,250
Northern Star Resources Ltd.	372,096	2,575,959
Oil Search Ltd.	409,083	1,325,267
Orica Ltd.	161,195	1,850,404
Origin Energy Ltd.	478,393	1,832,235
Qantas Airways Ltd.(a)	224,937	911,003
QBE Insurance Group Ltd.	399,102	3,573,332
Ramsay Health Care Ltd.	34,742	1,856,824
REA Group Ltd.	10,307	1,250,947
Rio Tinto Ltd.	68,848	4,716,965
Rio Tinto PLC	302,004	18,830,392
Santos Ltd.	591,452	3,105,755
Scentre Group	1,365,073	3,113,574
Seek Ltd.	149,632	3,718,786
Sonic Healthcare Ltd.	105,317	3,195,789
South32 Ltd.	1,359,656	3,667,784
Stockland	685,757	2,363,764
Suncorp Group Ltd.	401,918	3,556,509
Sydney Airport(a)	524,647	3,253,565
Tabcorp Holdings Ltd.	467,836	1,761,568
Telstra Corp. Ltd.	1,064,614	3,077,243
Transurban Group	748,997	7,631,645
Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	200,949	$1,753,386
Vicinity Centres.	1,078,924	1,409,057
Washington H Soul Pattinson & Co. Ltd.	52,056	1,281,967
Wesfarmers Ltd.	264,555	11,446,162
Westpac Banking Corp.	848,291	16,503,609
WiseTech Global Ltd.	42,468	1,655,139
Woodside Petroleum Ltd.	188,031	3,287,078
Woolworths Group Ltd.	313,236	9,022,704
		346,608,553
Austria — 0.1%
Erste Group Bank AG	73,557	3,154,544
OMV AG	53,815	3,258,139
Raiffeisen Bank International AG	15,630	456,707
Verbund AG	14,014	1,460,851
voestalpine AG	39,891	1,515,103
		9,845,344
Belgium — 0.2%
Ageas SA/NV	66,592	3,239,547
Anheuser-Busch InBev SA/NV	186,027	11,378,748
Elia Group SA/NV	7,053	822,827
Etablissements Franz Colruyt NV	12,446	611,072
Groupe Bruxelles Lambert SA	41,054	4,763,544
KBC Group NV	60,856	5,667,092
Proximus SADP	27,221	512,614
Sofina SA	2,297	1,016,434
Solvay SA	11,314	1,344,919
UCB SA	32,417	3,874,663
Umicore SA	53,123	3,045,886
		36,277,346
Brazil — 0.3%
Ambev SA	1,124,037	3,383,782
Americanas SA(a)	123,496	649,887
Atacadao SA	94,443	278,453
B3 SA - Brasil, Bolsa, Balcao	1,574,628	3,322,906
Banco Bradesco SA	82,643	248,934
Banco BTG Pactual SA	407,368	1,627,653
Banco do Brasil SA	218,940	1,105,601
Banco Inter SA	94,589	594,973
Banco Santander Brasil SA	29,400	179,198
BB Seguridade Participacoes SA	152,100	595,324
BRF SA(a)	167,134	687,927
CCR SA	458,632	928,836
Centrais Eletricas Brasileiras SA	129,395	775,618
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	686,063
Cia. Siderurgica Nacional SA	212,149	856,294
Cosan SA	280,500	983,574
Energisa SA	10,000	70,201
Engie Brasil Energia SA	25,800	177,873
Equatorial Energia SA	266,300	1,079,582
Hapvida Participacoes e Investimentos SA(b)	370,090	756,731
Hypera SA	162,088	805,874
JBS SA	298,171	2,063,074
Klabin SA(a)	188,956	768,038
Localiza Rent a Car SA	152,985	1,227,935
Lojas Renner SA	194,887	1,112,940
Magazine Luiza SA	796,400	1,525,406
Natura & Co. Holding SA(a)	254,137	1,751,644
Notre Dame Intermedica Participacoes SA	142,894	1,624,958
Petroleo Brasileiro SA	670,387	3,286,723

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Raia Drogasil SA	298,903	$1,231,350
Rumo SA(a)	352,865	999,736
Suzano SA(a)	180,170	1,571,595
Telefonica Brasil SA	153,316	1,236,568
TIM SA	369,400	734,375
Ultrapar Participacoes SA	257,500	595,410
Vale SA	964,421	12,236,824
Via S/A(a)	410,668	447,501
Vibra Energia SA	296,382	1,101,757
WEG SA	445,454	2,920,337
XP Inc.(a)	1	32
		56,231,487
Canada — 3.0%
Agnico Eagle Mines Ltd.	60,308	3,201,061
Air Canada(a)	52,213	936,172
Algonquin Power & Utilities Corp.	68,670	989,878
Alimentation Couche-Tard Inc., Class B	211,885	7,947,400
AltaGas Ltd.	64,255	1,330,166
Atco Ltd., Class I, NVS	10,754	364,955
B2Gold Corp.	280,452	1,157,975
Ballard Power Systems Inc.(a)(c)	75,037	1,359,955
Bank of Montreal	161,144	17,495,895
Bank of Nova Scotia (The)	286,619	18,791,423
Barrick Gold Corp.	412,871	7,576,196
Bausch Health Cos Inc.(a)	84,186	2,359,738
BCE Inc.	72,549	3,734,726
BlackBerry Ltd.(a)(c)	137,460	1,485,003
Brookfield Asset Management Inc., Class A	331,315	20,003,116
Brookfield Renewable Corp., Class A	27,660	1,145,646
CAE Inc.(a)	59,455	1,802,962
Cameco Corp.	120,146	2,919,191
Canadian Apartment Properties REIT	26,001	1,269,587
Canadian Imperial Bank of Commerce	110,910	13,457,785
Canadian National Railway Co.	169,239	22,492,268
Canadian Natural Resources Ltd.	301,038	12,794,601
Canadian Pacific Railway Ltd.	169,435	13,114,236
Canadian Tire Corp. Ltd., Class A, NVS	18,445	2,619,798
Canadian Utilities Ltd., Class A, NVS	79,245	2,295,518
Canopy Growth Corp.(a)(c)	66,263	837,925
CCL Industries Inc., Class B, NVS	52,912	2,892,289
Cenovus Energy Inc.	296,311	3,543,474
CGI Inc.(a)	52,567	4,696,031
Constellation Software Inc.	5,523	9,706,262
Dollarama Inc.	77,262	3,492,272
Emera Inc.	39,917	1,857,160
Empire Co. Ltd., Class A, NVS	33,415	998,994
Enbridge Inc.	491,039	20,568,408
Fairfax Financial Holdings Ltd.	7,571	3,066,390
First Quantum Minerals Ltd.	167,471	3,964,852
FirstService Corp.	8,553	1,705,901
Fortis Inc.	93,668	4,169,498
Franco-Nevada Corp.	47,150	6,727,714
George Weston Ltd.	15,035	1,624,499
GFL Environmental Inc.	43,991	1,808,906
Gildan Activewear Inc.	60,125	2,208,535
Great-West Lifeco Inc.	50,422	1,483,407
Hydro One Ltd.(b)	58,036	1,386,655
iA Financial Corp. Inc.	21,307	1,260,412
Imperial Oil Ltd.	84,812	2,871,382
Intact Financial Corp.	32,521	4,359,695
Security	Shares	Value

Canada (continued)
Ivanhoe Mines Ltd., Class A(a)	141,878	$1,113,151
Keyera Corp.	53,345	1,367,246
Kinross Gold Corp.	385,232	2,315,874
Kirkland Lake Gold Ltd.	65,596	2,765,145
Lightspeed Commerce Inc.(a)	31,547	3,074,915
Loblaw Companies Ltd.	40,839	3,071,505
Lundin Mining Corp.	100,930	878,326
Magna International Inc.	76,565	6,228,021
Manulife Financial Corp.	479,838	9,347,846
Metro Inc.	55,150	2,774,879
National Bank of Canada	67,373	5,577,761
Nutrien Ltd.	148,097	10,350,994
Nuvei Corp.(a)(b)	14,912	1,792,187
Onex Corp.	17,206	1,282,247
Open Text Corp.	85,283	4,295,849
Pan American Silver Corp.	56,279	1,440,171
Parkland Corp.	40,648	1,182,720
Pembina Pipeline Corp.	145,486	4,816,226
Power Corp. of Canada	180,572	6,014,203
Quebecor Inc., Class B	33,521	854,276
Restaurant Brands International Inc.	69,091	3,911,770
RioCan REIT	17,083	307,676
Ritchie Bros Auctioneers Inc.	27,093	1,851,807
Rogers Communications Inc., Class B, NVS	93,415	4,344,673
Royal Bank of Canada	348,063	36,229,376
Saputo Inc.	93,557	2,234,603
Shaw Communications Inc., Class B, NVS	122,691	3,533,215
Shopify Inc., Class A(a)	27,519	40,180,497
Sun Life Financial Inc.	142,465	8,118,985
Suncor Energy Inc.	390,278	10,264,665
TC Energy Corp.	228,433	12,357,457
Teck Resources Ltd., Class B	134,318	3,748,662
TELUS Corp.	176,517	4,049,222
Thomson Reuters Corp.	47,385	5,699,907
TMX Group Ltd.	13,602	1,472,634
Toronto-Dominion Bank (The)	447,825	32,508,563
Waste Connections Inc.	69,411	9,440,590
West Fraser Timber Co. Ltd.	17,821	1,426,861
Wheaton Precious Metals Corp.	115,470	4,661,346
WSP Global Inc.	23,611	3,200,916
Yamana Gold Inc.	245,360	963,518
		508,926,397
Chile — 0.0%
Banco de Chile	9,461,713	820,764
Banco de Credito e Inversiones SA	23,742	799,494
Banco Santander Chile	17,419,936	762,323
Cia. Cervecerias Unidas SA	93,186	780,741
Colbun SA	4,193,221	289,170
Empresas CMPC SA	301,196	555,741
Empresas COPEC SA	123,829	974,193
Enel Americas SA	7,609,130	865,883
Enel Chile SA	9,195,982	377,384
Falabella SA	159,338	440,623
		6,666,316
China — 4.0%
360 DigiTech Inc.(a)(c)	23,379	477,165
3SBio Inc.(a)(b)	358,500	328,066
51job Inc., ADR(a)	8,005	476,778
AAC Technologies Holdings Inc.	193,000	834,188

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Agile Group Holdings Ltd.	228,000	$178,739
Agora Inc., ADR(a)(c)	15,124	329,703
Agricultural Bank of China Ltd., Class A	4,937,000	2,264,128
Agricultural Bank of China Ltd., Class H	4,315,000	1,466,268
Aier Eye Hospital Group Co. Ltd., Class A	206,723	1,561,358
Air China Ltd., Class H(a)	422,000	296,886
Akeso Inc.(a)(b)	74,000	412,537
Alibaba Group Holding Ltd.(a)	3,740,376	76,912,072
Alibaba Health Information Technology Ltd.(a)	1,064,000	1,332,328
Alibaba Pictures Group Ltd.(a)(c)	4,070,000	432,370
A-Living Smart City Services Co. Ltd.(b)	162,250	538,585
Aluminum Corp. of China Ltd., Class H(a)	892,000	536,797
Anhui Conch Cement Co. Ltd., Class A	363,492	2,153,440
Anhui Conch Cement Co. Ltd., Class H	190,000	939,532
ANTA Sports Products Ltd.	272,000	4,214,292
Autohome Inc., ADR	17,780	699,643
AviChina Industry & Technology Co. Ltd., Class H	614,000	390,657
Baidu Inc., ADR(a)(c)	66,450	10,780,848
Bank of China Ltd., Class H	18,484,000	6,541,516
Bank of Communications Co. Ltd., Class A	3,322,500	2,342,807
Bank of Communications Co. Ltd., Class H	1,403,000	834,620
Bank of Ningbo Co. Ltd., Class A	306,196	1,823,040
Bank of Shanghai Co. Ltd., Class A	1,428,651	1,625,622
Baozun Inc., ADR(a)(c)	17,592	304,342
BeiGene Ltd., ADR(a)(c)	11,547	4,130,593
Beijing Capital International Airport Co. Ltd., Class H(a)	552,000	358,946
Beijing Enterprises Holdings Ltd.	35,500	136,458
Beijing Enterprises Water Group Ltd.(c)	1,114,000	425,809
Bilibili Inc., ADR(a)(c)	40,661	2,980,451
BOC Aviation Ltd.(b)(c)	70,100	613,429
Bosideng International Holdings Ltd.(c)	1,008,000	781,052
BYD Co. Ltd., Class H	205,500	7,859,878
BYD Electronic International Co. Ltd.(c)	216,000	641,220
CanSino Biologics Inc., Class H(a)(b)	19,600	501,262
CGN Power Co. Ltd., Class H(b)	2,619,000	705,028
China Aoyuan Group Ltd.	317,000	125,196
China Bohai Bank Co. Ltd., Class H(b)	765,500	290,748
China Cinda Asset Management Co. Ltd., Class H	554,000	92,488
China CITIC Bank Corp. Ltd., Class H	2,139,000	938,271
China Communications Services Corp. Ltd., Class H	582,000	321,741
China Conch Venture Holdings Ltd.	454,500	2,208,573
China Construction Bank Corp., Class H	23,223,260	15,805,302
China East Education Holdings Ltd.(b)(c)	246,000	233,388
China Education Group Holdings Ltd.(c)	306,000	523,057
China Everbright Bank Co. Ltd., Class A	2,660,100	1,428,104
China Everbright Bank Co. Ltd., Class H	783,000	275,351
China Everbright Environment Group Ltd.	717,000	492,547
China Everbright Ltd.	304,000	341,833
China Evergrande Group(c)	470,000	139,472
China Feihe Ltd.(b)	950,000	1,577,279
China Galaxy Securities Co. Ltd., Class H	1,042,500	580,439
China Gas Holdings Ltd.	736,600	1,838,568
China Hongqiao Group Ltd.	516,500	573,858
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	1,698,000	166,952
China Huishan Dairy Holdings Co. Ltd.(a)(d)	813,015	1
China International Capital Corp. Ltd., Class H(b)	414,800	1,026,949
China Jinmao Holdings Group Ltd.	1,242,000	362,848
China Lesso Group Holdings Ltd.	362,000	559,531
Security	Shares	Value

China (continued)
China Life Insurance Co. Ltd., Class H	1,885,000	$3,274,753
China Literature Ltd.(a)(b)(c)	106,200	736,866
China Longyuan Power Group Corp. Ltd., Class H	845,000	1,976,485
China Medical System Holdings Ltd.	416,000	704,379
China Meidong Auto Holdings Ltd.	234,000	1,208,803
China Mengniu Dairy Co. Ltd.	712,000	4,530,145
China Merchants Bank Co. Ltd., Class A	430,100	3,618,080
China Merchants Bank Co. Ltd., Class H	926,788	7,766,612
China Merchants Port Holdings Co. Ltd.	98,000	163,384
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,099,322	1,790,627
China Minsheng Banking Corp. Ltd., Class A	2,241,200	1,359,422
China Minsheng Banking Corp. Ltd., Class H	13,500	5,353
China Molybdenum Co. Ltd., Class H	1,092,000	675,077
China National Building Material Co. Ltd., Class H	886,000	1,110,418
China Oilfield Services Ltd., Class H	554,000	529,827
China Overseas Land & Investment Ltd.	981,000	2,163,650
China Overseas Property Holdings Ltd.	555,000	498,614
China Pacific Insurance Group Co. Ltd., Class A	507,471	2,164,845
China Pacific Insurance Group Co. Ltd., Class H	462,600	1,414,572
China Petroleum & Chemical Corp., Class H	6,427,200	3,131,542
China Power International Development Ltd.	969,000	486,815
China Railway Group Ltd., Class H	871,000	425,479
China Resources Beer Holdings Co. Ltd.	396,000	3,269,708
China Resources Cement Holdings Ltd.	506,000	425,498
China Resources Gas Group Ltd.	258,000	1,386,081
China Resources Land Ltd.	762,000	2,960,727
China Resources Mixc Lifestyle Services Ltd.(b)	141,000	741,710
China Resources Power Holdings Co. Ltd.	510,000	1,319,994
China Shenhua Energy Co. Ltd., Class H	834,500	1,794,421
China Southern Airlines Co. Ltd., Class H(a)	246,000	149,596
China State Construction Engineering Corp. Ltd., Class A	2,920,457	2,121,971
China State Construction International Holdings Ltd.	384,000	393,434
China Taiping Insurance Holdings Co. Ltd.	623,200	948,317
China Tourism Group Duty Free Corp. Ltd., Class A	83,092	3,475,590
China Tower Corp. Ltd., Class H(b)	10,210,000	1,323,203
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	558,293
China Vanke Co. Ltd., Class A	599,596	1,702,582
China Vanke Co. Ltd., Class H	309,600	723,358
China Yangtze Power Co. Ltd., Class A	885,410	2,936,328
China Yuhua Education Corp. Ltd.(b)	604,000	274,810
Chinasoft International Ltd.	530,000	884,957
Chindata Group Holdings Ltd., ADR(a)(c)	21,524	214,379
Chongqing Zhifei Biological Products Co. Ltd., Class A	88,500	2,077,855
CIFI Ever Sunshine Services Group Ltd.	194,000	346,190
CIFI Holdings Group Co. Ltd.	658,000	365,241
CITIC Ltd.	1,275,000	1,277,289
CITIC Securities Co. Ltd., Class A	754,199	3,044,926
CITIC Securities Co. Ltd., Class H.	334,000	848,012
Contemporary Amperex Technology Co. Ltd., Class A	58,500	5,852,428
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	1,125,800	1,743,760
COSCO SHIPPING Ports Ltd.	374,000	311,312
Country Garden Holdings Co. Ltd.	1,940,866	1,826,368
Country Garden Services Holdings Co. Ltd.	389,000	2,994,709
CSPC Pharmaceutical Group Ltd.	2,379,120	2,482,611
Dada Nexus Ltd., ADR(a)(c)	24,597	499,565
Dali Foods Group Co. Ltd.(b)	1,218,000	677,841
Daqo New Energy Corp., ADR(a)(c)	17,265	1,343,044

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
DiDi Global Inc.(a)	75,314	$607,784
Dongfeng Motor Group Co. Ltd., Class H	670,000	624,009
ENN Energy Holdings Ltd.	195,300	3,364,722
Far East Horizon Ltd.(c)	462,000	441,188
Flat Glass Group Co. Ltd., Class H(c)	157,000	841,625
Foshan Haitian Flavouring & Food Co. Ltd., Class A	136,128	2,489,422
Fosun International Ltd.	621,000	727,574
Fuyao Glass Industry Group Co. Ltd., Class H(b)	199,600	1,149,236
Ganfeng Lithium Co. Ltd., Class H(b)	85,400	1,600,028
Gaotu Techedu Inc.(a)(c)	31,961	93,965
GDS Holdings Ltd., ADR(a)	28,492	1,692,425
Geely Automobile Holdings Ltd.	1,445,000	5,015,074
Genscript Biotech Corp.(a)	396,000	1,752,252
GF Securities Co. Ltd., Class H	361,200	612,637
GOME Retail Holdings Ltd.(a)(c)	3,502,000	354,981
Great Wall Motor Co. Ltd., Class H	890,500	4,006,844
Greentown China Holdings Ltd.	215,500	296,905
Greentown Service Group Co. Ltd.	526,000	520,700
Guangdong Investment Ltd.	986,000	1,239,759
Guangzhou Automobile Group Co. Ltd., Class H	684,000	645,668
Guangzhou R&F Properties Co. Ltd., Class H(c)	417,200	260,981
Haidilao International Holding Ltd.(b)(c)	254,000	708,236
Haier Smart Home Co. Ltd., Class H	639,200	2,380,184
Haitian International Holdings Ltd.	181,000	527,523
Haitong Securities Co. Ltd., Class H	892,800	794,254
Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	39,000	760,641
Hansoh Pharmaceutical Group Co. Ltd.(b)	444,000	987,062
Hello Group Inc., ADR	44,747	557,100
Hengan International Group Co. Ltd.	161,500	843,988
HengTen Networks Group Ltd.(a)(c)	708,000	241,543
Hopson Development Holdings Ltd.	180,290	489,229
Hua Hong Semiconductor Ltd.(a)(b)	165,000	828,013
Huaneng Power International Inc., Class H	622,000	321,921
Huatai Securities Co. Ltd., Class H(b)	536,600	797,984
Huazhu Group Ltd., ADR(a)	49,183	2,280,124
HUYA Inc., ADR(a)(c)	26,194	215,315
I-Mab, ADR(a)	15,468	955,768
Industrial & Commercial Bank of China Ltd., Class A	2,899,291	2,113,959
Industrial & Commercial Bank of China Ltd., Class H	12,436,260	6,817,086
Industrial Bank Co. Ltd., Class A	751,000	2,182,803
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	327,600	2,193,429
Innovent Biologics Inc.(a)(b)	331,000	2,962,566
iQIYI Inc., ADR(a)(c)	69,382	574,483
JD Health International Inc.(a)(b)	77,700	682,085
JD.com Inc., ADR(a)	215,988	16,907,541
Jiangsu Expressway Co. Ltd., Class H	280,000	265,504
Jiangsu Hengrui Medicine Co. Ltd., Class A	409,118	3,138,747
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	112,600	3,262,543
Jiangxi Copper Co. Ltd., Class H	240,000	419,116
Jinxin Fertility Group Ltd.(a)(b)	328,000	462,619
Jiumaojiu International Holdings Ltd.(b)	307,000	768,523
JOYY Inc., ADR	16,050	808,759
Kaisa Group Holdings Ltd.(c)	740,000	113,683
KE Holdings Inc., ADR(a)	74,976	1,366,063
Kingboard Holdings Ltd.	221,500	965,254
Kingboard Laminates Holdings Ltd.	525,000	822,995
Kingdee International Software Group Co. Ltd.(a)	643,000	2,115,712
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	18,325	420,925
Kingsoft Corp. Ltd.	284,000	1,211,840
Security	Shares	Value

China (continued)
Kuaishou Technology(a)(b)	75,700	$990,262
Kunlun Energy Co. Ltd.	1,192,000	1,085,649
Kweichow Moutai Co. Ltd., Class A	24,032	6,848,806
KWG Group Holdings Ltd.	409,500	356,967
Lenovo Group Ltd.	1,982,000	2,152,389
Li Auto Inc., ADR(a)	124,865	4,074,345
Li Ning Co. Ltd.	557,500	6,152,044
Logan Group Co. Ltd.	214,000	214,364
Longfor Group Holdings Ltd.(b)	451,500	2,184,320
Lufax Holding Ltd., ADR(a)	42,593	268,762
Luxshare Precision Industry Co. Ltd., Class A	340,840	2,058,536
Meituan, Class B(a)(b)	977,900	33,276,578
Microport Scientific Corp.(c)	210,400	989,877
Ming Yuan Cloud Group Holdings Ltd.	156,000	507,078
Minth Group Ltd.	178,000	707,450
MMG Ltd.(a)	748,000	345,503
Muyuan Foods Co. Ltd., Class A	274,712	2,453,272
NetEase Inc., ADR	103,442	10,094,905
New China Life Insurance Co. Ltd., Class H	231,500	667,852
New Oriental Education & Technology Group Inc., ADR(a)	375,192	769,144
Nine Dragons Paper Holdings Ltd.	366,000	460,245
NIO Inc., ADR(a)	333,403	13,139,412
Noah Holdings Ltd., ADR(a)(c)	10,686	454,262
Nongfu Spring Co. Ltd., Class H(b)	99,400	504,214
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	619,479
PetroChina Co. Ltd., Class H	5,214,000	2,513,917
Pharmaron Beijing Co. Ltd., Class H(b)	33,100	716,185
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,388,971
Pinduoduo Inc., ADR(a)(c)	112,715	10,022,618
Ping An Bank Co. Ltd., Class A	809,500	2,462,537
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	147,700	714,014
Ping An Insurance Group Co. of China Ltd., Class A	382,100	2,947,686
Ping An Insurance Group Co. of China Ltd., Class H	1,435,500	10,282,098
Poly Developments and Holdings Group Co. Ltd., Class A	985,199	1,931,029
Postal Savings Bank of China Co. Ltd., Class A	1,855,400	1,565,469
Postal Savings Bank of China Co. Ltd., Class H(b)	1,453,000	1,056,031
Powerlong Real Estate Holdings Ltd.	358,000	245,255
RLX Technology Inc., ADR(a)	153,014	743,648
SAIC Motor Corp. Ltd., Class A	447,913	1,419,596
Sany Heavy Equipment International Holdings Co. Ltd.	272,000	309,514
Seazen Group Ltd.	568,000	449,332
Shandong Gold Mining Co. Ltd., Class H(b)	159,000	287,466
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	796,000	1,355,851
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	194,000	913,205
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	192,900	353,051
Shanghai Pudong Development Bank Co. Ltd., Class A	1,455,452	2,030,158
Shenzhen International Holdings Ltd.	296,500	356,961
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	39,900	2,334,997
Shenzhou International Group Holdings Ltd.	207,100	4,461,804
Shimao Group Holdings Ltd.	302,000	473,742
Shimao Services Holdings Ltd.(b)	146,000	275,181
Silergy Corp.	23,000	3,799,718

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	373,600	$887,118
Sinotruk Hong Kong Ltd.	188,000	259,492
Smoore International Holdings Ltd.(b)	375,000	1,783,191
SSY Group Ltd.	750,000	356,277
Sun Art Retail Group Ltd.	593,500	347,945
Sunac China Holdings Ltd.(c)	606,000	1,295,946
Sunac Services Holdings Ltd.(a)(b)	192,000	387,478
Sunny Optical Technology Group Co. Ltd.	186,300	4,999,070
TAL Education Group, ADR(a)	98,446	402,644
Tencent Holdings Ltd.	1,428,900	86,919,691
Tencent Music Entertainment Group, ADR(a)(c)	167,882	1,319,553
Tingyi Cayman Islands Holding Corp.	610,000	1,138,555
Tongcheng-Elong Holdings Ltd.(a)	244,400	544,682
Topsports International Holdings Ltd.(b)	383,000	465,287
TravelSky Technology Ltd., Class H	374,000	698,802
Trip.com Group Ltd., ADR(a)(c)	122,220	3,490,603
Tsingtao Brewery Co. Ltd., Class H	178,000	1,548,923
Uni-President China Holdings Ltd.	421,000	358,814
Up Fintech Holding Ltd., ADR(a)(c)	42,324	273,836
Venus MedTech Hangzhou Inc., Class H(a)(b)	93,000	430,404
Vinda International Holdings Ltd.	89,000	245,363
Vipshop Holdings Ltd., ADR(a)	115,350	1,287,306
Vnet Group Inc., ADR(a)(c)	21,936	343,956
Wanhua Chemical Group Co. Ltd., Class A	147,453	2,433,396
Want Want China Holdings Ltd.	1,268,000	983,391
Weibo Corp., ADR(a)	17,521	788,095
Weichai Power Co. Ltd., Class H	547,000	979,112
Weimob Inc.(a)(b)(c)	421,000	643,018
Wens Foodstuffs Group Co. Ltd., Class A	707,716	1,818,493
Wharf Holdings Ltd. (The)	339,200	1,179,320
Wuliangye Yibin Co. Ltd., Class A	98,600	3,327,490
WuXi AppTec Co. Ltd., Class A	126,759	2,728,152
WuXi AppTec Co. Ltd., Class H(b)	38,212	815,871
Wuxi Biologics Cayman Inc., New(a)(b)	848,500	12,852,189
Xiaomi Corp., Class B(a)(b)	3,567,600	9,752,229
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	217,600	486,618
Xinyi Solar Holdings Ltd.(c)	1,274,000	2,646,428
XPeng Inc., ADR(a)(c)	89,488	4,172,825
Yadea Group Holdings Ltd.(b)	446,000	766,304
Yanzhou Coal Mining Co. Ltd., Class H	470,000	697,131
Yihai International Holding Ltd.(c)	160,000	937,218
Yum China Holdings Inc.	100,821	5,754,863
Zai Lab Ltd., ADR(a)	18,753	1,957,813
Zhejiang Expressway Co. Ltd., Class H	322,000	285,974
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	137,100	498,695
Zhongsheng Group Holdings Ltd.	173,000	1,559,828
Zhuzhou CRRC Times Electric Co. Ltd.(a)	135,200	646,055
Zijin Mining Group Co. Ltd., Class H	1,788,000	2,486,478
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	505,000	363,743
ZTE Corp., Class H.	194,200	582,956
ZTO Express Cayman Inc., ADR	103,731	3,042,430
		677,456,504
Colombia — 0.0%
Ecopetrol SA	2,150,889	1,626,132
Grupo de Inversiones Suramericana SA	157,198	916,287
Security	Shares	Value

Colombia (continued)
Interconexion Electrica SA ESP	26,649	$160,004
		2,702,423
Cyprus — 0.0%
TCS Group Holding PLC, GDR(e)	26,048	2,686,020
Czech Republic — 0.0%
CEZ AS	70,613	2,331,113
Komercni Banka AS(a)	49,163	1,906,940
		4,238,053
Denmark — 0.7%
Ambu A/S, Class B(c)	43,291	1,232,362
AP Moller - Maersk A/S, Class A	2,012	5,524,265
AP Moller - Maersk A/S, Class B, NVS	59	170,979
Carlsberg A/S, Class B	32,292	5,331,919
Chr Hansen Holding A/S	27,480	2,186,443
Coloplast A/S, Class B	26,596	4,343,605
Danske Bank A/S	181,674	3,074,219
Demant A/S(a)	24,815	1,202,980
DSV A/S	54,821	12,741,343
Genmab A/S(a)	17,040	7,655,245
GN Store Nord A/S	29,407	1,786,981
Novo Nordisk A/S, Class B	429,516	47,098,516
Novozymes A/S, Class B	52,526	3,863,750
Orsted A/S(b)	43,220	6,104,500
Pandora A/S	27,565	3,857,323
Tryg A/S	98,984	2,349,198
Vestas Wind Systems A/S	267,764	11,575,334
		120,098,962
Egypt — 0.0%
Commercial International Bank Egypt SAE(a)	423,208	1,377,714

Finland — 0.3%
Elisa OYJ	32,204	1,943,519
Fortum OYJ	125,612	3,735,709
Kesko OYJ, Class B	68,574	2,231,705
Kone OYJ, Class B	76,639	5,226,707
Neste OYJ	113,845	6,337,957
Nokia OYJ(a)	1,354,059	7,771,628
Nordea Bank Abp	776,210	9,506,102
Orion OYJ, Class B	23,974	1,038,161
Sampo OYJ, Class A	121,666	6,467,925
Stora Enso OYJ, Class R	180,007	2,995,230
UPM-Kymmene OYJ	135,397	4,778,285
Wartsila OYJ Abp	137,780	1,910,765
		53,943,693
France — 2.8%
Accor SA(a)	62,363	2,231,748
Aeroports de Paris(a)(c)	5,652	754,114
Air Liquide SA	116,666	19,478,285
Airbus SE(a)	147,212	18,884,653
Alstom SA	72,725	2,591,758
Amundi SA(b)	12,544	1,117,634
Arkema SA	22,568	3,087,167
Atos SE	29,010	1,513,529
AXA SA	430,967	12,538,116
BioMerieux	10,445	1,330,364
BNP Paribas SA	278,307	18,629,094
Bollore SA	77,745	451,869
Bouygues SA	74,305	3,010,490
Bureau Veritas SA	30,201	959,939

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Capgemini SE	44,296	$10,328,181
Carrefour SA	155,142	2,808,668
Cie. de Saint-Gobain	133,163	9,189,916
Cie. Generale des Etablissements Michelin SCA	47,481	7,464,841
CNP Assurances	31,615	792,119
Covivio	9,045	783,423
Credit Agricole SA	300,342	4,531,248
Danone SA	148,434	9,675,779
Dassault Systemes SE	139,723	8,159,459
Edenred	74,885	4,052,118
Eiffage SA	15,205	1,564,977
Electricite de France SA	134,336	1,979,838
Engie SA	451,720	6,425,783
EssilorLuxottica SA	70,942	14,677,709
Eurazeo SE	3,235	303,229
Eurofins Scientific SE	31,663	3,736,706
Faurecia SE	20,898	1,091,460
Gecina SA	5,927	829,417
Getlink SE	168,080	2,586,940
Hermes International	7,973	12,660,445
Ipsen SA	10,773	1,114,939
Kering SA	18,881	14,170,842
Klepierre SA	37,921	902,757
La Francaise des Jeux SAEM(b)	23,238	1,206,643
Legrand SA	70,072	7,644,156
L’Oreal SA	62,428	28,557,984
LVMH Moet Hennessy Louis Vuitton SE	69,704	54,656,405
Orange SA	338,383	3,690,049
Orpea SA	11,184	1,168,213
Pernod Ricard SA	53,878	12,395,178
Publicis Groupe SA	66,776	4,482,901
Remy Cointreau SA	4,015	811,068
Renault SA(a)	55,901	2,014,341
Safran SA	80,408	10,822,090
Sanofi	278,027	27,926,174
Sartorius Stedim Biotech	6,775	3,734,182
Schneider Electric SE	143,699	24,776,305
SCOR SE	31,135	1,048,164
SEB SA	5,107	800,212
Societe Generale SA	180,384	6,025,533
Sodexo SA(a)	14,360	1,397,074
Suez SA	108,082	2,459,499
Teleperformance	12,517	5,228,497
Thales SA	20,704	1,910,534
TotalEnergies SE	614,572	30,774,662
Ubisoft Entertainment SA(a)	25,520	1,336,324
Unibail-Rodamco-Westfield(a)(c)	31,668	2,261,244
Valeo	67,830	1,992,985
Veolia Environnement SA	174,899	5,712,021
Vinci SA	125,049	13,369,013
Vivendi SE	196,424	2,530,444
Wendel SE	17,145	2,283,877
Worldline SA(a)(b)	59,933	3,495,062
		472,920,388
Germany — 2.0%
adidas AG	47,367	15,503,277
Allianz SE, Registered	97,973	22,750,344
Aroundtown SA	279,398	1,941,679
BASF SE	219,378	15,789,433
Bayer AG, Registered	243,785	13,739,150
Security	Shares	Value

Germany (continued)
Bayerische Motoren Werke AG	85,096	$8,597,759
Bechtle AG	21,248	1,593,892
Beiersdorf AG	22,380	2,379,741
Brenntag SE	30,873	2,937,203
Carl Zeiss Meditec AG, Bearer	10,635	2,141,785
Commerzbank AG(a)	311,663	2,276,037
Continental AG(a)	26,642	3,132,337
Covestro AG(b)	56,778	3,635,984
Daimler AG, Registered	214,719	21,313,527
Delivery Hero SE(a)(b)	37,631	4,693,527
Deutsche Bank AG, Registered(a)	496,582	6,378,749
Deutsche Boerse AG	48,834	8,106,789
Deutsche Lufthansa AG, Registered(a)(c)	138,276	914,075
Deutsche Post AG, Registered	249,426	15,441,210
Deutsche Telekom AG, Registered	830,018	15,435,969
E.ON SE	553,244	7,015,023
Evonik Industries AG	44,116	1,429,394
Fresenius Medical Care AG & Co. KGaA	46,029	3,057,663
Fresenius SE & Co. KGaA	102,367	4,652,964
GEA Group AG	49,880	2,456,648
Hannover Rueck SE	12,410	2,265,866
HeidelbergCement AG	41,808	3,148,348
HelloFresh SE(a)	39,836	3,228,264
Henkel AG & Co. KGaA	27,946	2,333,834
Infineon Technologies AG	328,038	15,362,457
KION Group AG	15,807	1,726,579
Knorr-Bremse AG	12,265	1,294,473
LANXESS AG	33,134	2,232,647
LEG Immobilien SE	14,326	2,130,893
Merck KGaA	34,366	8,121,536
MTU Aero Engines AG	14,203	3,163,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	34,478	10,208,464
Nemetschek SE	17,120	1,965,660
Puma SE	27,291	3,385,444
RWE AG	156,057	6,006,892
SAP SE	257,659	37,311,880
Scout24 SE(b)	22,549	1,570,448
Siemens AG, Registered	188,429	30,635,141
Siemens Healthineers AG(b)	56,443	3,753,794
Symrise AG	26,945	3,727,089
TeamViewer AG(a)(b)	47,480	708,652
Telefonica Deutschland Holding AG	210,293	547,901
Uniper SE.	43,737	1,933,465
United Internet AG, Registered(e)	24,593	907,491
Vonovia SE	128,736	7,809,486
Zalando SE(a)(b)	53,825	5,085,416
		347,879,819
Greece — 0.0%
Hellenic Telecommunications Organization SA	28,873	512,606
JUMBO SA	65,225	970,830
OPAP SA	23,357	364,774
		1,848,210
Hong Kong — 0.8%
AIA Group Ltd.	3,033,600	33,997,582
BOC Hong Kong Holdings Ltd.	755,500	2,394,062
Budweiser Brewing Co. APAC Ltd.(b)	492,800	1,351,653
China Youzan Ltd.(a)(c)	4,856,000	615,880
CK Asset Holdings Ltd.	592,516	3,660,004

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	595,016	$3,989,237
CK Infrastructure Holdings Ltd.	200,000	1,205,799
CLP Holdings Ltd.	418,500	4,097,500
ESR Cayman Ltd.(a)(b)	491,600	1,590,751
Futu Holdings Ltd., ADR(a)(c)	15,525	830,898
Galaxy Entertainment Group Ltd.(a)	522,000	2,808,737
Hang Lung Properties Ltd.	652,000	1,513,196
Hang Seng Bank Ltd.	190,700	3,623,859
Henderson Land Development Co. Ltd.	299,003	1,251,979
HK Electric Investments & HK Electric Investments Ltd., Class SS	906,000	902,448
HKT Trust & HKT Ltd., Class SS	1,215,000	1,648,795
Hong Kong & China Gas Co. Ltd.	3,078,040	4,781,830
Hong Kong Exchanges & Clearing Ltd.	295,000	17,771,303
Hongkong Land Holdings Ltd.(c)	278,500	1,537,952
Huabao International Holdings Ltd.	230,000	430,229
Hutchmed China Ltd., ADR(a)(c)	30,046	883,953
Jardine Matheson Holdings Ltd.	54,100	3,142,296
Link REIT	517,000	4,580,330
Melco Resorts & Entertainment Ltd., ADR(a)	70,922	768,085
MTR Corp. Ltd.(c)	344,000	1,876,559
New World Development Co. Ltd.	483,916	2,098,951
Power Assets Holdings Ltd.	400,500	2,447,576
Sands China Ltd.(a)	670,800	1,528,870
Sino Biopharmaceutical Ltd.	2,781,000	2,050,666
Sino Land Co. Ltd.	550,000	722,912
SJM Holdings Ltd.(a)	681,000	506,473
Sun Hung Kai Properties Ltd.	291,000	3,858,172
Swire Pacific Ltd., Class A	136,000	854,976
Swire Properties Ltd.	195,800	524,933
Techtronic Industries Co. Ltd.	408,500	8,392,735
WH Group Ltd.(b)	2,765,500	1,938,654
Wharf Real Estate Investment Co. Ltd.	491,200	2,774,424
Wynn Macau Ltd.(a)(c)	378,000	338,035
Xinyi Glass Holdings Ltd.	538,000	1,516,054
Yuexiu Property Co. Ltd.	344,000	302,269
		131,110,617
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	52,196	446,031
OTP Bank Nyrt(a)	66,540	3,998,216
Richter Gedeon Nyrt	14,254	399,308
		4,843,555
India — 1.4%
Adani Enterprises Ltd.	68,755	1,308,934
Adani Green Energy Ltd.(a)	137,462	2,113,424
Adani Ports & Special Economic Zone Ltd.	149,297	1,384,867
Adani Total Gas Ltd.	67,600	1,299,482
Adani Transmission Ltd.(a)	68,755	1,619,601
Ambuja Cements Ltd.	110,208	597,245
Apollo Hospitals Enterprise Ltd.	32,054	1,828,473
Asian Paints Ltd.	108,277	4,487,358
Aurobindo Pharma Ltd.	90,834	837,456
Avenue Supermarts Ltd.(a)(b)	39,155	2,428,612
Axis Bank Ltd.(a)	577,306	5,744,748
Bajaj Auto Ltd.	20,243	1,003,757
Bajaj Finance Ltd.	71,399	7,080,555
Bajaj Finserv Ltd.	11,336	2,706,348
Bandhan Bank Ltd.(b)	184,727	721,764
Bharat Forge Ltd.	59,083	607,454
Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	179,817	$1,005,289
Bharti Airtel Ltd.(a)	619,003	5,678,326
Biocon Ltd.(a)	133,312	626,059
Britannia Industries Ltd.	28,797	1,416,637
Cholamandalam Investment and Finance Co. Ltd.	101,830	838,445
Cipla Ltd.	127,868	1,547,899
Colgate-Palmolive India Ltd.	32,670	673,931
Container Corp. of India Ltd.	90,484	793,559
Dabur India Ltd.	139,413	1,091,966
Divi’s Laboratories Ltd.	36,499	2,511,437
DLF Ltd.	194,177	1,037,058
Dr. Reddy’s Laboratories Ltd.	32,302	2,009,288
Eicher Motors Ltd.	37,765	1,256,961
GAIL India Ltd.	451,947	899,283
Godrej Consumer Products Ltd.(a)	94,801	1,213,708
Grasim Industries Ltd.	72,316	1,666,102
Havells India Ltd.	78,137	1,320,572
HCL Technologies Ltd.	281,715	4,313,664
HDFC Asset Management Co. Ltd.(b)	17,205	609,423
HDFC Life Insurance Co. Ltd.(b)	237,158	2,156,792
Hero MotoCorp Ltd.	30,784	1,094,423
Hindalco Industries Ltd.	356,878	2,199,140
Hindustan Unilever Ltd.	208,234	6,664,969
Housing Development Finance Corp. Ltd.	430,237	16,403,501
ICICI Bank Ltd.	1,290,087	13,890,503
ICICI Lombard General Insurance Co. Ltd.(b)	50,179	994,325
Indraprastha Gas Ltd.	104,676	663,508
Info Edge India Ltd.	22,061	1,795,276
Infosys Ltd.	853,317	19,096,222
InterGlobe Aviation Ltd.(a)(b)	39,590	1,150,037
Ipca Laboratories Ltd.	22,176	635,813
ITC Ltd.	817,534	2,440,965
JSW Steel Ltd.	228,043	2,042,468
Jubilant Foodworks Ltd.	25,841	1,277,161
Kotak Mahindra Bank Ltd.	181,246	4,930,251
Larsen & Toubro Infotech Ltd.(b)	13,751	1,230,204
Larsen & Toubro Ltd.	165,811	3,927,778
Lupin Ltd.	73,347	906,694
Mahindra & Mahindra Ltd.	202,261	2,396,392
Marico Ltd.	148,901	1,132,184
Maruti Suzuki India Ltd.	34,139	3,418,259
Motherson Sumi Systems Ltd.	340,369	1,019,994
Nestle India Ltd.	7,634	1,939,723
NTPC Ltd.	963,032	1,709,793
Oil & Natural Gas Corp. Ltd.	689,900	1,372,857
Page Industries Ltd.	1,783	898,426
PI Industries Ltd.	20,687	829,930
Pidilite Industries Ltd.	44,530	1,378,019
Piramal Enterprises Ltd.	34,329	1,196,611
Power Grid Corp. of India Ltd.	603,984	1,496,087
Reliance Industries Ltd.	714,438	24,244,565
SBI Life Insurance Co. Ltd.(b)	116,604	1,786,818
Shree Cement Ltd.	2,714	1,039,039
Shriram Transport Finance Co. Ltd.	53,662	1,033,648
Siemens Ltd.	19,968	583,968
State Bank of India	478,083	3,216,587
Sun Pharmaceutical Industries Ltd.	238,130	2,532,178
Tata Consultancy Services Ltd.	236,524	10,751,079
Tata Consumer Products Ltd.	164,088	1,778,227
Tata Motors Ltd.(a)	440,869	2,836,116

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Steel Ltd.	186,850	$3,294,318
Tech Mahindra Ltd.	168,701	3,339,281
Titan Co. Ltd.	90,589	2,890,453
UltraTech Cement Ltd.	25,654	2,620,021
UPL Ltd.	137,864	1,366,753
Wipro Ltd.	340,905	2,952,081
		234,833,122
Indonesia — 0.2%
Adaro Energy Tbk PT	2,485,000	294,358
Astra International Tbk PT	6,496,900	2,767,111
Bank Central Asia Tbk PT	11,272,500	5,960,642
Bank Mandiri Persero Tbk PT	4,240,014	2,143,631
Bank Negara Indonesia Persero Tbk PT	2,735,788	1,352,910
Bank Rakyat Indonesia Persero Tbk PT	16,257,730	4,880,305
Barito Pacific Tbk PT	7,198,900	476,328
Charoen Pokphand Indonesia Tbk PT	2,244,845	984,368
Gudang Garam Tbk PT	125,300	296,835
Indah Kiat Pulp & Paper Tbk PT	638,200	381,871
Indocement Tunggal Prakarsa Tbk PT	706,400	589,700
Indofood Sukses Makmur Tbk PT	2,400,600	1,077,548
Kalbe Farma Tbk PT	8,902,700	1,005,440
Semen Indonesia Persero Tbk PT	1,241,900	798,022
Telkom Indonesia Persero Tbk PT	10,397,500	2,779,102
Unilever Indonesia Tbk PT	2,736,500	854,213
United Tractors Tbk PT	680,106	1,131,363
		27,773,747
Ireland — 0.6%
CRH PLC	219,541	10,505,876
Flutter Entertainment PLC, Class DI(a)	36,910	6,987,304
Horizon Therapeutics PLC(a)	52,687	6,317,698
Kerry Group PLC, Class A	50,105	6,724,672
Kingspan Group PLC	28,810	3,316,750
Linde PLC	132,067	42,155,787
Seagate Technology Holdings PLC	57,346	5,107,808
Smurfit Kappa Group PLC	80,837	4,237,200
STERIS PLC	22,769	5,322,026
Trane Technologies PLC	61,261	11,083,953
		101,759,074
Israel — 0.2%
Azrieli Group Ltd.	9,773	914,003
Bank Hapoalim BM	207,863	2,047,234
Bank Leumi Le-Israel BM	195,332	1,866,273
Check Point Software Technologies Ltd.(a)(c)	25,640	3,066,544
CyberArk Software Ltd.(a)(c)	11,707	2,108,548
Elbit Systems Ltd.	6,320	996,231
ICL Group Ltd.	320,800	2,749,254
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A(a)	219,728	1,327,647
Mizrahi Tefahot Bank Ltd.	68,097	2,477,709
Nice Ltd.(a)	17,665	4,993,882
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	278,720	2,436,013
Wix.com Ltd.(a)(c)	13,682	2,544,305
		27,527,647
Italy — 0.5%
Amplifon SpA	25,725	1,309,100
Assicurazioni Generali SpA	241,092	5,249,824
Atlantia SpA(a)	142,950	2,762,991
CNH Industrial NV	307,078	5,289,590
DiaSorin SpA	6,372	1,440,480
Security	Shares	Value

Italy (continued)
Enel SpA	2,004,384	$16,780,266
Eni SpA	586,896	8,411,652
Ferrari NV	31,871	7,562,570
FinecoBank Banca Fineco SpA(a)	153,952	2,940,143
Infrastrutture Wireless Italiane SpA(b)	45,609	503,893
Intesa Sanpaolo SpA	3,655,840	10,390,541
Mediobanca Banca di Credito Finanziario SpA(a)	285,923	3,411,840
Moncler SpA	41,448	2,982,780
Nexi SpA(a)(b)	126,485	2,199,214
Poste Italiane SpA(b)	103,000	1,471,028
Prysmian SpA	53,729	2,031,443
Recordati Industria Chimica e Farmaceutica SpA	46,783	2,931,279
Snam SpA	572,451	3,242,242
Telecom Italia SpA/Milano	3,132,895	1,117,659
Tenaris SA	177,355	1,975,076
Terna - Rete Elettrica Nazionale	526,413	3,922,195
UniCredit SpA	509,031	6,729,105
		94,654,911
Japan — 5.7%
ABC-Mart Inc.	9,400	451,801
Acom Co. Ltd.	185,000	616,998
Advantest Corp.	52,200	4,279,770
Aeon Co.Ltd.	162,800	3,745,154
AGC Inc.	36,600	1,822,518
Aisin Corp.	47,900	1,752,793
Ajinomoto Co. Inc.	117,300	3,512,041
Asahi Group Holdings Ltd.	113,600	5,155,196
Asahi Intecc Co. Ltd.	61,200	1,613,193
Asahi Kasei Corp.	353,900	3,717,843
Astellas Pharma Inc.	454,500	7,662,310
Bandai Namco Holdings Inc.	49,000	3,744,509
Bridgestone Corp.	141,700	6,268,707
Brother Industries Ltd.	65,800	1,272,173
Canon Inc.	241,000	5,480,188
Capcom Co. Ltd.	32,200	866,676
Casio Computer Co. Ltd.	52,500	742,933
Central Japan Railway Co.	34,300	5,088,081
Chubu Electric Power Co. Inc.	142,000	1,469,860
Chugai Pharmaceutical Co. Ltd.	168,900	6,315,063
Concordia Financial Group Ltd.	65,200	259,149
Cosmos Pharmaceutical Corp.	8,000	1,222,537
CyberAgent Inc.	107,200	1,796,194
Dai Nippon Printing Co. Ltd.	66,800	1,654,974
Daifuku Co. Ltd.	24,600	2,264,661
Dai-ichi Life Holdings Inc.	275,200	5,789,809
Daiichi Sankyo Co. Ltd.	418,600	10,562,269
Daikin Industries Ltd.	58,200	12,746,658
Daito Trust Construction Co. Ltd.	17,200	2,132,526
Daiwa House Industry Co. Ltd.	134,600	4,440,477
Daiwa House REIT Investment Corp.	662	1,899,697
Daiwa Securities Group Inc.	361,200	2,029,276
Denso Corp.	92,800	6,727,550
Dentsu Group Inc.	51,700	1,889,309
Disco Corp.	8,600	2,318,539
East Japan Railway Co.	72,100	4,490,854
Eisai Co. Ltd.	62,200	4,407,252
ENEOS Holdings Inc.	777,980	3,137,010
Fanuc Corp.	46,000	9,090,570
Fast Retailing Co. Ltd.	14,600	9,691,736
Fuji Electric Co. Ltd.	26,500	1,295,787

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
FUJIFILM Holdings Corp.	94,500	$7,302,712
Fujitsu Ltd.	49,400	8,537,785
GLP J-REIT	1,045	1,704,457
GMO Payment Gateway Inc.	12,500	1,583,703
Hakuhodo DY Holdings Inc.	44,900	732,032
Hamamatsu Photonics KK	17,400	1,032,732
Hankyu Hanshin Holdings Inc.	58,700	1,820,026
Hikari Tsushin Inc.	6,100	940,340
Hirose Electric Co. Ltd.	10,900	1,822,816
Hisamitsu Pharmaceutical Co.Inc.	22,100	753,976
Hitachi Ltd.	244,200	14,071,912
Hitachi Metals Ltd.(a)	58,100	1,099,871
Honda Motor Co. Ltd.	403,200	11,925,794
Hoshizaki Corp.	14,200	1,194,091
Hoya Corp.	94,600	13,925,921
Hulic Co. Ltd.	133,300	1,281,745
Idemitsu Kosan Co. Ltd.	51,900	1,417,508
Iida Group Holdings Co. Ltd.	36,200	892,493
Inpex Corp.	280,200	2,336,677
Isuzu Motors Ltd.	123,400	1,660,075
Ito En Ltd.	18,300	1,218,884
Itochu Corp.	286,700	8,176,933
Itochu Techno-Solutions Corp.	36,800	1,162,485
Japan Exchange Group Inc.	131,800	3,120,768
Japan Metropolitan Fund Invest	1,634	1,500,860
Japan Post Bank Co. Ltd.	67,500	526,636
Japan Post Holdings Co. Ltd.	491,600	3,777,406
Japan Post Insurance Co. Ltd.	51,800	840,439
Japan Real Estate Investment Corp.	304	1,863,287
Japan Tobacco Inc.	285,800	5,610,589
JFE Holdings Inc.	140,400	2,145,374
JSR Corp.	48,000	1,740,938
Kajima Corp.	77,700	956,701
Kakaku.com Inc.	46,100	1,529,825
Kansai Electric Power Co. Inc. (The)	199,500	1,836,818
Kansai Paint Co. Ltd.	48,100	1,113,803
Kao Corp.	102,600	5,803,880
KDDI Corp.	390,700	11,947,599
Keio Corp.	26,500	1,337,659
Keisei Electric Railway Co. Ltd.	35,800	1,152,073
Keyence Corp.	46,900	28,309,531
Kikkoman Corp.	40,200	3,287,961
Kintetsu Group Holdings Co. Ltd.(a)	48,700	1,532,979
Kirin Holdings Co. Ltd.	207,500	3,611,712
Kobayashi Pharmaceutical Co. Ltd.	14,600	1,168,964
Kobe Bussan Co. Ltd.	44,000	1,515,654
Koito Manufacturing Co. Ltd.	23,600	1,339,021
Komatsu Ltd.	234,900	6,152,336
Konami Holdings Corp.	29,300	1,612,395
Kose Corp.	9,400	1,091,583
Kubota Corp.	269,900	5,749,678
Kyocera Corp.	75,300	4,408,585
Kyowa Kirin Co. Ltd.	82,800	2,723,130
Lasertec Corp.	21,400	4,641,994
Lawson Inc.	8,700	420,729
Lion Corp.	64,600	1,075,873
Lixil Corp.	59,000	1,515,702
M3 Inc.	112,200	6,611,978
Makita Corp.	58,300	2,705,815
Marubeni Corp.	454,800	3,859,123

Security	Shares	Value

Japan (continued)
Mazda Motor Corp.(a)	232,800	$2,093,867
McDonald’s Holdings Co. Japan Ltd.(c)	23,300	1,041,313
Medipal Holdings Corp.	28,300	512,010
MEIJI Holdings Co. Ltd.	27,900	1,760,734
Mercari Inc.(a)	30,200	1,634,105
Minebea Mitsumi Inc.	100,200	2,536,766
Misumi Group Inc.	83,500	3,492,281
Mitsubishi Chemical Holdings Corp.	239,300	1,980,787
Mitsubishi Corp.	320,100	10,178,527
Mitsubishi Electric Corp.	451,000	6,056,674
Mitsubishi Estate Co. Ltd.	277,100	4,211,085
Mitsubishi Gas Chemical Co. Inc.	41,400	833,226
Mitsubishi Heavy Industries Ltd.	75,700	1,935,866
Mitsubishi UFJ Financial Group Inc.	3,134,900	17,190,207
Mitsui & Co. Ltd.	339,100	7,760,138
Mitsui Chemicals Inc.	44,100	1,311,262
Mitsui Fudosan Co. Ltd.	210,500	4,812,838
Miura Co. Ltd.	23,800	915,477
Mizuho Financial Group Inc.	607,990	8,024,233
MonotaRO Co. Ltd.	76,500	1,743,570
MS&AD Insurance Group Holdings Inc.	115,400	3,728,267
Murata Manufacturing Co. Ltd.	144,400	10,711,383
Nabtesco Corp.	26,000	843,793
NEC Corp.	59,800	3,061,880
Nexon Co. Ltd.	120,800	2,056,154
NGK Insulators Ltd.	44,100	734,315
NH Foods Ltd.	18,400	647,085
Nidec Corp.	111,800	12,382,725
Nihon M&A Center Holdings Inc.	83,100	2,551,535
Nintendo Co. Ltd.	25,500	11,262,252
Nippon Building Fund Inc.	386	2,507,820
Nippon Express Co. Ltd.	16,900	1,057,847
Nippon Paint Holdings Co. Ltd.	186,500	1,995,518
Nippon Prologis REIT Inc.	609	2,034,081
Nippon Sanso Holdings Corp.	39,600	934,899
Nippon Shinyaku Co. Ltd.	13,600	1,089,583
Nippon Steel Corp.	218,534	3,831,504
Nippon Telegraph & Telephone Corp.	314,500	8,811,954
Nippon Yusen KK.	45,800	3,300,223
Nissan Chemical Corp.	31,600	1,758,813
Nissan Motor Co. Ltd.(a)	564,700	2,874,243
Nisshin Seifun Group Inc.	47,000	742,158
Nissin Foods Holdings Co. Ltd.	17,300	1,322,409
Nitori Holdings Co. Ltd.	19,400	3,563,983
Nitto Denko Corp.	39,100	3,055,278
Nomura Holdings Inc.	803,500	3,826,681
Nomura Real Estate Holdings Inc.	20,400	497,339
Nomura Real Estate Master Fund Inc.	1,091	1,633,736
Nomura Research Institute Ltd.	87,000	3,482,963
NSK Ltd.	52,000	349,412
NTT Data Corp.	174,500	3,500,612
Obayashi Corp.	125,200	1,056,968
Obic Co. Ltd.	18,100	3,347,117
Odakyu Electric Railway Co. Ltd.	76,600	1,660,643
Oji Holdings Corp.	189,200	937,815
Olympus Corp.	295,900	6,410,094
Omron Corp.	42,700	4,083,599
Ono Pharmaceutical Co. Ltd.	106,500	2,234,554
Oracle Corp. Japan.	13,700	1,296,355
Oriental Land Co. Ltd.	49,100	7,754,838

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	323,800	$6,435,942
Orix JREIT Inc.	695	1,153,078
Osaka Gas Co. Ltd.	87,100	1,403,876
Otsuka Corp.	33,100	1,630,391
Otsuka Holdings Co. Ltd.	101,700	4,022,159
Pan Pacific International Holdings Corp.	110,400	2,318,056
Panasonic Corp.	551,200	6,816,152
PeptiDream Inc.(a)	32,600	788,014
Persol Holdings Co. Ltd.	44,000	1,182,660
Pigeon Corp.	29,400	680,792
Pola Orbis Holdings Inc.	24,700	527,388
Rakuten Group Inc.	227,400	2,489,581
Recruit Holdings Co. Ltd.	331,600	22,057,700
Renesas Electronics Corp.(a)	269,600	3,316,464
Resona Holdings Inc.	536,000	2,013,537
Ricoh Co. Ltd.	172,900	1,683,672
Rinnai Corp.	8,900	913,785
Rohm Co. Ltd.	24,500	2,240,220
Ryohin Keikaku Co. Ltd.	62,700	1,235,581
Santen Pharmaceutical Co. Ltd.	109,500	1,543,397
SBI Holdings Inc.	60,730	1,574,089
SCSK Corp.	41,400	837,815
Secom Co. Ltd.	48,500	3,306,364
Seiko Epson Corp.	72,500	1,290,940
Sekisui Chemical Co. Ltd.	73,700	1,210,797
Sekisui House Ltd.	151,400	3,147,723
Seven & i Holdings Co. Ltd.	185,700	7,796,571
SG Holdings Co.Ltd.	88,500	2,222,331
Sharp Corp.	53,700	633,402
Shimadzu Corp.	64,800	2,632,644
Shimano Inc.	18,500	5,161,748
Shimizu Corp.	141,500	1,036,748
Shin-Etsu Chemical Co. Ltd.	87,400	15,586,307
Shionogi & Co. Ltd.	66,800	4,355,377
Shiseido Co. Ltd.	99,200	6,619,311
Shizuoka Bank Ltd. (The)	62,300	501,663
SMC Corp.	14,000	8,354,711
Softbank Corp.	702,600	9,590,262
SoftBank Group Corp.	282,700	15,304,632
Sohgo Security Services Co. Ltd.	17,500	748,715
Sompo Holdings Inc.	80,000	3,469,347
Sony Group Corp.	313,800	36,336,875
Square Enix Holdings Co. Ltd.	28,000	1,533,841
Stanley Electric Co. Ltd.	26,800	675,499
Subaru Corp.	149,000	2,922,603
SUMCO Corp.	70,100	1,339,514
Sumitomo Chemical Co. Ltd.	317,900	1,566,075
Sumitomo Corp.	306,800	4,371,796
Sumitomo Dainippon Pharma Co. Ltd.	58,600	828,695
Sumitomo Electric Industries Ltd.	189,600	2,516,535
Sumitomo Metal Mining Co. Ltd.	77,800	3,018,039
Sumitomo Mitsui Financial Group Inc.	323,300	10,490,967
Sumitomo Mitsui Trust Holdings Inc.	75,708	2,490,326
Sumitomo Realty & Development Co. Ltd.	71,200	2,573,162
Suntory Beverage & Food Ltd.	32,400	1,257,198
Suzuki Motor Corp.	93,100	4,151,968
Sysmex Corp.	42,200	5,232,412
T&D Holdings Inc.	186,400	2,390,702
Taisei Corp.	36,700	1,151,614
Takeda Pharmaceutical Co. Ltd.	394,834	11,081,337
Security	Shares	Value

Japan (continued)
TDK Corp.	95,400	$3,468,075
Terumo Corp.	165,100	7,283,516
THK Co. Ltd.	23,900	513,937
TIS Inc.	59,900	1,631,848
Tobu Railway Co. Ltd.	52,000	1,294,676
Toho Co. Ltd.	31,200	1,465,905
Toho Gas Co. Ltd.	26,400	782,032
Tohoku Electric Power Co. Inc.	45,800	297,156
Tokio Marine Holdings Inc.	155,000	8,163,849
Tokyo Century Corp.	11,300	646,991
Tokyo Electric Power Co. Holdings Inc.(a)	438,300	1,214,092
Tokyo Electron Ltd.	37,900	17,662,647
Tokyo Gas Co. Ltd.	97,700	1,695,382
Tokyu Corp.	139,600	1,968,109
Toppan Inc.	58,900	950,771
Toray Industries Inc.	372,400	2,320,616
Toshiba Corp.	96,600	4,166,564
Tosoh Corp.	45,400	764,582
TOTO Ltd.	35,400	1,710,326
Toyo Suisan Kaisha Ltd.	23,300	1,003,976
Toyota Industries Corp.	33,500	2,847,921
Toyota Motor Corp.	2,629,400	46,393,541
Toyota Tsusho Corp.	38,800	1,682,995
Trend Micro Inc.	36,700	2,074,297
Tsuruha Holdings Inc.	10,000	1,233,451
Unicharm Corp.	99,200	4,011,926
United Urban Investment Corp.	726	905,002
USS Co. Ltd.	93,800	1,511,896
Welcia Holdings Co. Ltd.	28,700	1,071,411
West Japan Railway Co.	41,700	1,968,475
Yakult Honsha Co. Ltd.	34,100	1,723,010
Yamada Holdings Co. Ltd.	134,400	513,582
Yamaha Corp.	35,800	2,261,775
Yamaha Motor Co. Ltd.	54,000	1,505,185
Yamato Holdings Co. Ltd.	77,900	1,915,031
Yaskawa Electric Corp.	59,900	2,594,392
Yokogawa Electric Corp.	58,400	1,166,963
Z Holdings Corp.	645,800	4,009,138
ZOZO Inc.	33,600	1,078,511
		976,353,053
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	605,074	2,010,941
Boubyan Bank KSCP(a)	965,993	2,505,910
Kuwait Finance House KSCP	1,146,338	3,168,201
Mabanee Co. KPSC	337,770	882,636
Mobile Telecommunications Co. KSCP	1,189,341	2,355,428
National Bank of Kuwait SAKP	1,195,047	3,929,407
		14,852,523
Malaysia — 0.2%
Axiata Group Bhd	352,300	336,051
CIMB Group Holdings Bhd(c)	1,568,200	1,978,650
Dialog Group Bhd	1,522,400	1,041,037
DiGi.Com Bhd	1,574,300	1,611,131
Genting Bhd	1,070,500	1,339,094
Genting Malaysia Bhd	423,900	324,796
Hartalega Holdings Bhd	480,900	680,530
Hong Leong Bank Bhd	245,200	1,114,384
Hong Leong Financial Group Bhd	382,800	1,696,063
IHH Healthcare Bhd	1,192,400	1,883,192

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Kossan Rubber Industries Bhd(c)	357,600	$203,800
Malayan Banking Bhd	390,500	759,122
Malaysia Airports Holdings Bhd(a)	443,100	693,003
Maxis Bhd	1,075,000	1,213,367
MISC Bhd	347,300	594,081
Petronas Chemicals Group Bhd	600,100	1,259,326
Petronas Gas Bhd	410,300	1,660,022
PPB Group Bhd	145,400	638,341
Press Metal Aluminium Holdings Bhd	1,308,800	1,759,178
Public Bank Bhd	3,023,550	3,044,724
Supermax Corp. Bhd(c)	559,242	259,296
Telekom Malaysia Bhd	386,400	540,125
Tenaga Nasional Bhd	598,800	1,396,909
Top Glove Corp. Bhd	1,424,100	935,415
		26,961,637
Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	8,170,100	7,281,977
Cemex SAB de CV, NVS(a)	5,294,454	3,404,827
Coca-Cola Femsa SAB de CV	43,900	236,580
Fibra Uno Administracion SA de CV	573,900	570,332
Fomento Economico Mexicano SAB de CV	534,900	4,397,570
Gruma SAB de CV, Class B	31,415	368,884
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	1,125,706
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	916,269
Grupo Bimbo SAB de CV, Series A	317,800	940,681
Grupo Carso SAB de CV, Series A1	21,000	70,636
Grupo Financiero Banorte SAB de CV, Class O	694,200	4,395,229
Grupo Financiero Inbursa SAB de CV, Class O(a)	100	100
Grupo Mexico SAB de CV, Series B	1,026,628	4,503,839
Grupo Televisa SAB, CPO	731,800	1,485,780
Industrias Penoles SAB de CV(a)	32,305	414,231
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	410,210
Megacable Holdings SAB de CV, CPO	7,100	20,919
Orbia Advance Corp. SAB de CV	559,423	1,453,989
Wal-Mart de Mexico SAB de CV	1,334,300	4,653,977
		36,651,736
Netherlands — 1.7%
ABN AMRO Bank NV, CVA(b)	106,174	1,561,576
Adyen NV(a)(b)	4,673	14,099,886
Aegon NV	569,117	2,886,725
Akzo Nobel NV	51,441	5,911,444
ArcelorMittal SA	194,093	6,564,251
Argenx SE(a)	10,664	3,210,493
ASM International NV	10,787	4,882,030
ASML Holding NV	105,626	85,863,333
Davide Campari-Milano NV	254,430	3,613,963
EXOR NV	19,468	1,836,434
Heineken Holding NV	12,299	1,139,810
Heineken NV	64,476	7,136,787
ING Groep NV	931,740	14,133,473
Just Eat Takeaway.com NV(a)(b)	35,121	2,522,927
Koninklijke Ahold Delhaize NV	254,273	8,272,124
Koninklijke DSM NV	45,141	9,862,323
Koninklijke KPN NV	949,348	2,836,589
Koninklijke Philips NV	219,095	10,335,844
Koninklijke Vopak NV	21,533	856,968
NN Group NV	69,860	3,734,489
NXP Semiconductors NV	70,496	14,159,827
Prosus NV	243,754	21,470,579
Security	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	55,502	$3,053,389
Randstad NV	21,540	1,547,593
Royal Dutch Shell PLC, Class A	944,445	21,636,172
Royal Dutch Shell PLC, Class B	989,493	22,707,599
Stellantis NV	500,714	9,996,479
Universal Music Group NV	194,696	5,652,597
Universal Music Group NV	1,722	49,995
Wolters Kluwer NV	72,339	7,575,226
		299,110,925
New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(c)	205,730	969,080
Auckland International Airport Ltd.(a)	463,002	2,653,872
Fisher & Paykel Healthcare Corp. Ltd.	161,249	3,612,542
Meridian Energy Ltd.	238,064	852,815
Ryman Healthcare Ltd.	88,717	918,152
Spark New Zealand Ltd.	261,830	857,146
Xero Ltd.(a)	30,508	3,478,607
		13,342,214
Norway — 0.2%
Adevinta ASA(a)	61,682	1,018,878
DNB Bank ASA	237,061	5,641,264
Equinor ASA	258,111	6,540,101
Gjensidige Forsikring ASA	33,914	844,412
Mowi ASA	90,051	2,611,224
Norsk Hydro ASA	277,273	2,036,699
Orkla ASA	219,969	2,139,508
Schibsted ASA, Class B	38,052	1,717,946
Telenor ASA	192,122	3,035,625
Yara International ASA	54,369	2,841,480
		28,427,137
Pakistan — 0.0%
Habib Bank Ltd.	111,489	82,134
MCB Bank Ltd.	183,279	175,477
		257,611
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR(a)	68,980	543,563
Credicorp Ltd.	17,505	2,269,698
Southern Copper Corp.	16,691	1,001,293
		3,814,554
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	788,930	757,473
Ayala Corp.	51,850	887,652
Ayala Land Inc.	2,349,600	1,636,004
Bank of the Philippine Islands	678,444	1,170,218
BDO Unibank Inc.	874,315	2,151,871
GT Capital Holdings Inc.	7,390	82,828
JG Summit Holdings Inc.	576,359	688,292
Jollibee Foods Corp.	240,350	1,121,411
Metropolitan Bank & Trust Co	483,450	457,244
PLDT Inc.	16,515	539,489
SM Investments Corp.	27,880	533,708
SM Prime Holdings Inc.	3,880,925	2,552,930
		12,579,120
Poland — 0.1%
Allegro.eu SA(a)(b)(c)	88,756	1,003,765
Bank Polska Kasa Opieki SA	56,616	1,870,597
CD Projekt SA(c)	16,970	739,600
Cyfrowy Polsat SA	194,015	1,735,103

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Dino Polska SA(a)(b)	9,145	$816,933
KGHM Polska Miedz SA	51,379	1,975,686
Orange Polska SA(a)	25,646	50,043
Polski Koncern Naftowy ORLEN SA	71,283	1,537,351
Polskie Gornictwo Naftowe i Gazownictwo SA	353,068	532,364
Powszechna Kasa Oszczednosci Bank Polski SA(a)(c)	271,148	3,319,904
Powszechny Zaklad Ubezpieczen SA	117,028	1,170,866
		14,752,212
Portugal — 0.0%
Banco Espirito Santo SA, Registered(a)(d)	3	—
EDP - Energias de Portugal SA	891,509	5,030,465
Galp Energia SGPS SA	98,020	1,018,226
Jeronimo Martins SGPS SA	77,957	1,766,318
		7,815,009
Qatar — 0.1%
Industries Qatar QSC	354,590	1,536,935
Masraf Al Rayan QSC	3,229,644	4,214,575
Mesaieed Petrochemical Holding Co.	994,035	653,488
Ooredoo QPSC	567,114	1,072,512
Qatar Islamic Bank SAQ	168,878	850,136
Qatar National Bank QPSC	1,060,507	5,941,459
		14,269,105
Russia — 0.4%
Alrosa PJSC	318,220	561,825
Gazprom PJSC	2,906,970	14,323,612
Inter RAO UES PJSC	13,198,000	894,726
LUKOIL PJSC	107,210	10,940,979
Magnit PJSC, GDR(e)	83,768	1,551,383
MMC Norilsk Nickel PJSC	17,287	5,396,426
Mobile TeleSystems PJSC, ADR	201,482	1,851,620
Moscow Exchange MICEX-RTS PJSC	490,370	1,203,677
Novatek PJSC, GDR(e)	25,619	6,503,892
Novolipetsk Steel PJSC	316,690	999,718
PhosAgro PJSC, GDR(e)	87,478	2,092,474
Polymetal International PLC	69,389	1,290,505
Polyus PJSC	9,842	1,950,421
Rosneft Oil Co. PJSC	352,530	3,167,164
Sberbank of Russia PJSC	2,395,410	12,050,807
Severstal PAO	34,238	778,089
Surgutneftegas PJSC	2,720,610	1,309,045
Tatneft PJSC	332,864	2,543,565
X5 Retail Group NV, GDR(e)	24,002	817,617
Yandex NV, Class A(a)	75,561	6,239,521
		76,467,066
Saudi Arabia — 0.4%
Al Rajhi Bank	287,062	10,607,266
Alinma Bank	789,476	5,293,482
Almarai Co. JSC	106,646	1,504,059
Arab National Bank	106,001	651,269
Bank AlBilad(a)	23,064	259,785
Bank Al-Jazira	761,493	3,903,592
Banque Saudi Fransi	233,886	2,634,483
Co for Cooperative Insurance (The)	9,835	225,495
Dar Al Arkan Real Estate Development Co.(a)	53,182	140,362
Etihad Etisalat Co.	113,443	914,887
Riyad Bank	482,154	3,798,462
SABIC Agri-Nutrients Co.	102,074	4,478,782
Sahara International Petrochemical Co.	57,299	670,619
Saudi Arabian Mining Co.(a)	86,956	1,891,709
Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Oil Co.(b)	342,750	$3,449,522
Saudi Basic Industries Corp.	187,463	6,461,183
Saudi British Bank (The)	119,329	1,054,542
Saudi Cement Co.	10,209	161,127
Saudi Electricity Co.	428,933	3,263,114
Saudi Kayan Petrochemical Co.(a)	113,631	618,573
Saudi National Bank (The)	593,218	10,422,316
Saudi Telecom Co.	145,201	4,535,883
Savola Group (The)	56,665	552,766
Yanbu National Petrochemical Co.	23,046	467,568
		67,960,846
Singapore — 0.3%
Ascendas REIT	1,279,179	2,929,871
CapitaLand Integrated Commercial Trust	2,005,332	3,193,402
Capitaland Investment Ltd/Singapore(a)	1,461,000	3,726,985
City Developments Ltd.	111,500	605,273
DBS Group Holdings Ltd.	386,300	9,027,003
Genting Singapore Ltd.(c)	2,474,900	1,430,993
Keppel Corp. Ltd.(c)	548,000	2,186,842
Mapletree Commercial Trust(c)	527,600	853,405
Mapletree Logistics Trust(c)	582,204	873,034
Oversea-Chinese Banking Corp. Ltd.(c)	637,900	5,576,411
Sea Ltd., ADR(a)(c)	15,505	5,327,053
Singapore Airlines Ltd.(a)(c)	249,900	962,627
Singapore Exchange Ltd.(c)	64,300	461,462
Singapore Technologies Engineering Ltd.	229,500	651,740
Singapore Telecommunications Ltd.	1,723,200	3,196,942
United Overseas Bank Ltd.	233,400	4,639,603
UOL Group Ltd.	72,600	389,385
Venture Corp.Ltd.	76,800	1,072,766
Wilmar International Ltd.	425,000	1,358,786
		48,463,583
South Africa — 0.3%
Absa Group Ltd.	87,517	800,572
Anglo American Platinum Ltd.	13,035	1,317,068
AngloGold Ashanti Ltd.	95,519	1,762,205
Aspen Pharmacare Holdings Ltd.	90,808	1,446,091
Bid Corp. Ltd.	118,393	2,541,012
Bidvest Group Ltd. (The)	25,900	324,299
Capitec Bank Holdings Ltd.	23,495	2,625,257
Clicks Group Ltd.	39,154	714,743
Discovery Ltd.(a)	50,165	459,548
Exxaro Resources Ltd.	25,271	276,699
FirstRand Ltd.	994,267	3,776,895
Gold Fields Ltd.	253,923	2,359,511
Growthpoint Properties Ltd.	1,657,774	1,406,530
Harmony Gold Mining Co.Ltd.	122,202	438,594
Impala Platinum Holdings Ltd.	211,508	2,737,411
Kumba Iron Ore Ltd.	12,480	379,769
Mr. Price Group Ltd.	100,945	1,321,438
MTN Group Ltd.(a)	449,638	4,031,961
MultiChoice Group	155,136	1,233,674
Naspers Ltd., Class N(c)	56,459	9,561,545
Nedbank Group Ltd.	127,955	1,458,052
NEPI Rockcastle PLC	95,819	642,348
Northam Platinum Holdings Ltd.(a)	100,700	1,508,028
Old Mutual Ltd.	1,584,484	1,617,159
Reinet Investments SCA	31,273	564,449
Remgro Ltd.	50,944	449,008

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Sanlam Ltd.	798,780	$3,281,404
Sasol Ltd.(a)	155,611	2,613,637
Shoprite Holdings Ltd.	85,450	1,015,275
Sibanye Stillwater Ltd.	585,270	2,048,299
Standard Bank Group Ltd.	328,143	2,907,814
Tiger Brands Ltd.	27,564	347,676
Vodacom Group Ltd.	119,982	1,064,953
Woolworths Holdings Ltd.	358,021	1,260,244
		60,293,168
South Korea — 1.3%
Alteogen Inc.(a)	9,424	564,446
Amorepacific Corp.	9,592	1,492,625
AMOREPACIFIC Group	11,219	477,510
BGF retail Co. Ltd.	4,415	613,331
Celltrion Healthcare Co. Ltd.(a)	24,329	1,691,681
Celltrion Inc.(a)(c)	24,313	4,185,720
CJ CheilJedang Corp.	3,640	1,183,013
CJ Corp.	12,005	986,996
CJ ENM Co. Ltd.	6,252	945,625
CJ Logistics Corp.(a)	999	121,469
Coway Co. Ltd.	17,959	1,217,709
DB Insurance Co. Ltd.	8,850	449,755
Doosan Heavy Industries & Construction Co. Ltd.(a)	61,710	1,290,906
Douzone Bizon Co. Ltd.	7,974	556,632
Fila Holdings Corp.	18,310	583,373
GS Engineering & Construction Corp.	33,531	1,189,811
Hana Financial Group Inc.	91,898	3,543,571
Hankook Tire & Technology Co. Ltd.	29,087	1,030,592
Hanmi Pharm Co. Ltd.(c)	2,860	646,490
Hanwha Solutions Corp.(a)	28,645	1,004,947
HLB Inc.(a)	29,804	1,073,358
HMM Co. Ltd.(a)	78,879	1,804,771
Hotel Shilla Co. Ltd.	7,699	576,709
Hyundai Engineering & Construction Co. Ltd.	16,025	692,763
Hyundai Glovis Co. Ltd.	7,292	1,050,122
Hyundai Heavy Industries Holdings Co. Ltd.	22,643	1,227,582
Hyundai Mobis Co.Ltd.	16,606	3,589,703
Hyundai Motor Co.	40,858	7,307,675
Hyundai Steel Co.	35,843	1,370,018
Kakao Corp.(c)	78,675	8,464,202
Kangwon Land Inc.(a)	26,358	627,176
KB Financial Group Inc.	91,697	4,438,491
Kia Corp.	64,399	4,699,345
Korea Aerospace Industries Ltd.	29,765	782,060
Korea Electric Power Corp.	67,630	1,310,337
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12,957	1,145,590
Korea Zinc Co. Ltd.	3,689	1,698,489
KT&G Corp.	30,031	2,085,916
Kumho Petrochemical Co. Ltd.	4,777	702,875
LG Chem Ltd.	12,096	8,679,544
LG Corp.	26,291	2,055,365
LG Display Co. Ltd.(a)	91,179	1,540,959
LG Electronics Inc.	28,721	2,971,299
LG Household & Health Care Ltd.	2,772	2,774,456
LG Innotek Co. Ltd.	3,246	583,490
LG Uplus Corp.	28,978	356,637
Lotte Chemical Corp.	5,601	1,077,305
Lotte Shopping Co. Ltd.	4,367	393,046
Mirae Asset Securities Co. Ltd.(c)	220,900	1,648,034
NAVER Corp.	30,618	10,645,346
Security	Shares	Value

South Korea (continued)
NCSoft Corp.	4,557	$2,448,511
Netmarble Corp.(b)	7,710	816,439
Orion Corp./Republic of Korea	10,306	1,042,285
Pearl Abyss Corp.(a)	12,420	1,105,872
POSCO	17,470	4,430,945
POSCO Chemical Co. Ltd.(c)	7,149	891,944
Samsung Biologics Co. Ltd.(a)(b)(c)	4,601	3,427,690
Samsung C&T Corp.	24,400	2,389,086
Samsung Electro-Mechanics Co. Ltd.	11,547	1,572,548
Samsung Electronics Co. Ltd.	1,175,304	70,369,111
Samsung Engineering Co. Ltd.(a)(c)	41,262	877,602
Samsung Fire & Marine Insurance Co. Ltd.	11,101	2,200,468
Samsung Heavy Industries Co. Ltd.(a)(c)	134,937	737,405
Samsung SDI Co. Ltd.	14,084	8,885,987
Samsung SDS Co. Ltd.	7,375	969,393
Seegene Inc.	9,490	434,189
Shin Poong Pharmaceutical Co. Ltd.	7,426	330,694
Shinhan Financial Group Co. Ltd.	95,227	3,108,868
SK Biopharmaceuticals Co. Ltd.(a)	6,880	557,056
SK Chemicals Co. Ltd.	3,504	541,392
SK Hynix Inc.	133,777	11,792,518
SK Inc.	8,682	1,811,822
SK Innovation Co. Ltd.(a)	13,544	2,824,601
SK Telecom Co. Ltd.(a)	6,189	1,638,765
S-Oil Corp.	10,351	905,688
Woori Financial Group Inc.	108,196	1,229,988
		228,489,732
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	72,684	1,905,020
Aena SME SA(a)(b)	16,895	2,774,776
Amadeus IT Group SA(a)	110,595	7,398,570
Banco Bilbao Vizcaya Argentaria SA	1,547,520	10,829,740
Banco Santander SA	4,135,418	15,685,984
CaixaBank SA	1,028,678	2,957,104
Cellnex Telecom SA(b)	115,896	7,127,567
Enagas SA	14,013	314,444
Endesa SA	80,167	1,848,868
Ferrovial SA	146,126	4,612,913
Grifols SA	83,242	1,904,828
Iberdrola SA	1,485,880	17,546,071
Industria de Diseno Textil SA	261,793	9,483,250
Naturgy Energy Group SA	58,919	1,548,148
Red Electrica Corp. SA	116,669	2,429,252
Repsol SA	415,707	5,324,596
Siemens Gamesa Renewable Energy SA(a)	61,488	1,668,513
Telefonica SA	1,216,140	5,282,496
		100,642,140
Sweden — 0.9%
Alfa Laval AB.	70,886	3,040,641
Assa Abloy AB, Class B	245,870	7,214,478
Atlas Copco AB, Class A	183,539	11,819,670
Atlas Copco AB, Class B	87,533	4,743,747
Boliden AB	82,146	2,895,992
Electrolux AB, Class B	89,689	2,035,443
Embracer Group AB(a)	133,548	1,245,555
Epiroc AB, Class A	279,349	6,950,613
EQT AB	66,416	3,508,084
Essity AB, Class B	146,277	4,738,158
Evolution AB(b)	43,917	7,129,565

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fastighets AB Balder, Class B(a)	17,073	$1,237,928
H & M Hennes & Mauritz AB, Class B	193,531	3,640,865
Hexagon AB, Class B	533,773	8,590,380
Husqvarna AB, Class B	77,746	1,107,952
ICA Gruppen AB	22,544	1,165,526
Industrivarden AB, Class A	4,164	137,363
Industrivarden AB, Class C	28,086	913,598
Investment AB Latour, Class B	24,291	882,332
Investor AB, Class B	447,178	10,318,151
Kinnevik AB, Class B(a)	58,454	2,294,367
L E Lundbergforetagen AB, Class B	13,116	756,179
Lundin Energy AB	59,100	2,334,061
Nibe Industrier AB, Class B	335,890	4,995,916
Sandvik AB	285,618	7,242,903
Securitas AB, Class B	36,543	605,396
Sinch AB(a)(b)	129,190	2,459,102
Skandinaviska Enskilda Banken AB, Class A	395,209	6,180,210
Skanska AB, Class B	70,581	1,794,585
SKF AB, Class B	127,972	2,972,174
Svenska Cellulosa AB SCA, Class B	137,829	2,153,586
Svenska Handelsbanken AB, Class A	270,682	3,102,648
Swedbank AB, Class A	222,482	4,825,345
Swedish Match AB	346,752	3,057,381
Tele2 AB, Class B	105,040	1,484,568
Telefonaktiebolaget LM Ericsson, Class B	719,284	7,851,276
Telia Co. AB	659,001	2,595,703
Volvo AB, Class B	362,072	8,443,211
		148,464,652
Switzerland — 2.5%
ABB Ltd., Registered	450,899	14,917,192
Adecco Group AG, Registered	50,736	2,556,081
Alcon Inc.	122,282	10,139,442
Baloise Holding AG, Registered	8,110	1,292,410
Barry Callebaut AG, Registered	707	1,637,308
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	338	3,983,202
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,440,367
Cie. Financiere Richemont SA, Class A, Registered	129,912	16,076,659
Clariant AG, Registered	36,836	775,491
Coca-Cola HBC AG, Class DI	61,513	2,132,052
Credit Suisse Group AG, Registered	513,829	5,344,698
EMS-Chemie Holding AG, Registered	1,756	1,741,819
Geberit AG, Registered	9,876	7,712,688
Givaudan SA, Registered	2,214	10,432,226
Holcim Ltd.	120,076	5,989,698
Julius Baer Group Ltd.	66,448	4,806,322
Kuehne + Nagel International AG, Registered	16,646	5,242,665
Logitech International SA, Registered	40,582	3,394,804
Lonza Group AG, Registered	19,134	15,724,329
Nestle SA, Registered	704,649	92,948,259
Novartis AG, Registered	542,303	44,855,347
Partners Group Holding AG	5,345	9,337,470
Roche Holding AG, Bearer	568	244,310
Roche Holding AG, NVS	173,419	67,181,473
Schindler Holding AG, Participation Certificates, NVS	9,170	2,387,753
Schindler Holding AG, Registered	8,519	2,187,055
SGS SA, Registered	1,404	4,156,569
Siemens Energy AG(a)	95,999	2,755,227
Sika AG, Registered	35,462	12,013,803
Sonova Holding AG, Registered	14,337	5,940,845
Security	Shares	Value

Switzerland (continued)
STMicroelectronics NV	166,992	$7,928,578
Straumann Holding AG, Registered	2,420	5,037,707
Swatch Group AG (The), Bearer	10,665	2,935,483
Swiss Life Holding AG, Registered	6,963	3,819,667
Swiss Prime Site AG, Registered	25,289	2,571,039
Swiss Re AG	71,151	6,892,789
Swisscom AG, Registered	6,890	3,751,773
Temenos AG, Registered	20,203	3,093,009
UBS Group AG, Registered	977,201	17,787,675
Vifor Pharma AG	16,826	2,172,670
Zurich Insurance Group AG	36,546	16,197,938
		431,535,892
Taiwan — 1.7%
Accton Technology Corp.	167,000	1,460,054
Acer Inc.	1,659,000	1,552,793
Advantech Co. Ltd.	102,388	1,339,031
Airtac International Group	31,393	939,340
ASE Technology Holding Co. Ltd.	977,873	3,497,868
Asia Cement Corp.	352,000	560,655
ASMedia Technology Inc.	13,000	761,978
Asustek Computer Inc.	176,000	2,237,631
AU Optronics Corp.	2,176,000	1,495,397
Catcher Technology Co. Ltd.	155,000	898,753
Cathay Financial Holding Co. Ltd.	2,429,357	5,063,976
Chailease Holding Co. Ltd.	280,644	2,687,882
Chang Hwa Commercial Bank Ltd.	3,479,319	2,054,602
China Development Financial Holding Corp.	4,040,000	2,064,959
China Steel Corp.	2,690,305	3,243,583
Chunghwa Telecom Co. Ltd.	938,140	3,722,777
CTBC Financial Holding Co. Ltd.	3,883,142	3,242,653
Delta Electronics Inc.	467,000	4,122,384
E.Sun Financial Holding Co. Ltd.	4,057,651	3,877,175
Eclat Textile Co. Ltd.	35,000	764,860
Evergreen Marine Corp. Taiwan Ltd.	728,000	2,619,840
Far EasTone Telecommunications Co. Ltd.	596,000	1,311,456
Feng TAY Enterprise Co. Ltd.	60,800	473,090
First Financial Holding Co. Ltd.	2,608,018	2,147,221
Formosa Chemicals & Fibre Corp.	818,000	2,373,578
Formosa Plastics Corp.	1,107,160	4,288,540
Fubon Financial Holding Co. Ltd.	1,894,971	5,009,209
Giant Manufacturing Co. Ltd.	91,000	1,056,898
Globalwafers Co. Ltd.	62,000	1,701,156
Hiwin Technologies Corp.	57,379	638,957
Hon Hai Precision Industry Co. Ltd.	3,115,000	12,024,953
Hotai Motor Co. Ltd.	85,000	1,871,710
Hua Nan Financial Holdings Co. Ltd.	2,122,445	1,554,131
Innolux Corp.	2,032,000	1,222,311
Largan Precision Co. Ltd.	24,000	1,788,460
Lite-On Technology Corp.	521,000	1,149,732
MediaTek Inc.	379,000	12,473,907
Mega Financial Holding Co. Ltd.	2,498,287	3,002,290
Micro-Star International Co. Ltd.	285,000	1,438,261
Nan Ya Plastics Corp.	1,649,830	5,063,098
Nan Ya Printed Circuit Board Corp.	63,000	1,114,738
Nanya Technology Corp.	305,000	731,306
Novatek Microelectronics Corp.	162,000	2,429,828
Oneness Biotech Co. Ltd.(a)	58,000	546,452
Pegatron Corp.	382,000	935,151
President Chain Store Corp.	97,000	980,383
Quanta Computer Inc.	628,000	1,764,366

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.	187,000	$3,363,687
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	893,186
SinoPac Financial Holdings Co. Ltd.	3,668,842	1,868,494
Taishin Financial Holding Co. Ltd.	4,866,225	3,194,654
Taiwan Cement Corp.	882,013	1,530,493
Taiwan Cooperative Financial Holding Co. Ltd.	2,805,561	2,281,120
Taiwan High Speed Rail Corp.	343,000	358,430
Taiwan Mobile Co. Ltd.	596,000	2,102,197
Taiwan Semiconductor Manufacturing Co. Ltd.	6,090,000	129,231,565
Unimicron Technology Corp.	340,000	2,330,646
Uni-President Enterprises Corp.	1,401,600	3,362,329
United Microelectronics Corp.	3,052,000	6,335,872
Walsin Technology Corp.	82,000	446,409
Win Semiconductors Corp.	87,000	1,122,851
Winbond Electronics Corp.	799,000	757,566
Wistron Corp.	600,000	630,570
Wiwynn Corp.	31,000	993,100
Yageo Corp.	97,000	1,518,217
Yang Ming Marine Transport Corp.(a)	511,000	1,783,811
Yuanta Financial Holding Co. Ltd.	2,396,840	2,130,510
Zhen Ding Technology Holding Ltd.	198,000	685,678
		284,220,758
Thailand — 0.2%
Advanced Info Service PCL, NVS	318,700	1,817,501
Airports of Thailand PCL, NVS(c)	1,054,300	2,054,621
B Grimm Power PCL, NVS	213,900	274,251
Bangkok Dusit Medical Services PCL, NVS	3,795,300	2,691,381
Bangkok Expressway & Metro PCL, NVS(c)	4,565,600	1,239,221
BTS Group Holdings PCL, NVS(c)	2,484,700	715,451
Central Pattana PCL, NVS	1,045,700	1,871,249
Charoen Pokphand Foods PCL, NVS(c)	2,260,600	1,721,047
CP ALL PCL, NVS	1,298,700	2,509,159
Delta Electronics Thailand PCL, NVS	92,400	1,159,975
Electricity Generating PCL, NVS	84,200	453,767
Energy Absolute PCL, NVS(c)	763,000	1,509,056
Global Power Synergy PCL, NVS	197,900	465,694
Gulf Energy Development PCL, NVDR	824,856	1,076,627
Indorama Ventures PCL, NVS	781,033	991,454
Intouch Holdings PCL, NVS	841,200	1,908,345
Muangthai Capital PCL, NVS(c)	196,000	358,520
Osotspa PCL, NVDR	195,100	192,799
PTT Exploration & Production PCL, NVS	341,100	1,206,590
PTT Global Chemical PCL, NVS	563,200	1,065,865
PTT PCL, NVS	2,596,200	2,972,565
Ratch Group PCL, NVS	486,300	666,896
Siam Cement PCL (The), NVS	186,700	2,222,438
Srisawad Corp. PCL, NVS(c)	275,800	533,229
True Corp. PCL, NVS	2,489,400	304,711
		31,982,412
Turkey — 0.0%
Akbank TAS	876,529	534,269
Aselsan Elektronik Sanayi Ve Ticaret AS	382,594	653,840
BIM Birlesik Magazalar AS	174,700	1,129,353
Eregli Demir ve Celik Fabrikalari TAS	482,847	1,008,184
Turkcell Iletisim Hizmetleri AS	275,729	438,516
Turkiye Garanti Bankasi AS	668,946	685,367
Turkiye Petrol Rafinerileri AS(a)	47,419	682,408
		5,131,937
Security	Shares	Value

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,283,434	$2,900,100
Aldar Properties PJSC	1,765,636	1,942,714
Emaar Properties PJSC	1,414,950	1,548,988
Emirates NBD Bank PJSC	614,453	2,333,588
Emirates Telecommunications Group Co. PJSC	351,920	2,454,792
First Abu Dhabi Bank PJSC	617,479	2,997,023
		14,177,205
United Kingdom — 3.2%
3i Group PLC	290,388	5,423,002
Abrdn PLC	670,376	2,330,292
Admiral Group PLC	45,663	1,793,741
Amcor PLC	383,937	4,634,120
Anglo American PLC	275,142	10,467,233
Antofagasta PLC	120,957	2,359,295
Aptiv PLC(a)	67,028	11,588,471
Ashtead Group PLC	126,704	10,619,079
Associated British Foods PLC	89,540	2,189,778
AstraZeneca PLC	385,927	48,279,971
Auto Trader Group PLC(b)	323,159	2,679,129
AVEVA Group PLC	34,435	1,676,844
Aviva PLC	779,002	4,203,430
BAE Systems PLC	828,658	6,248,215
Barclays PLC	3,938,372	10,867,832
Barratt Developments PLC	265,364	2,408,994
Berkeley Group Holdings (The)	45,146	2,692,896
BP PLC	5,016,942	24,035,670
British American Tobacco PLC	530,016	18,436,297
British Land Co. PLC (The)	315,962	2,133,367
BT Group PLC(a)	2,074,072	3,940,382
Bunzl PLC	70,487	2,605,205
Burberry Group PLC	116,164	3,070,106
Clarivate PLC(a)(c)	76,569	1,795,543
Coca-Cola Europacific Partners PLC	52,888	2,784,553
Compass Group PLC(a)	409,001	8,679,263
Croda International PLC	25,310	3,275,887
DCC PLC	23,206	1,936,317
Diageo PLC	557,778	27,750,397
Direct Line Insurance Group PLC	204,867	818,834
Entain PLC(a)	153,982	4,314,750
Evraz PLC	99,757	847,336
Experian PLC	239,852	10,997,501
Ferguson PLC	61,867	9,308,720
GlaxoSmithKline PLC	1,206,931	25,056,888
Halma PLC	65,672	2,663,216
Hargreaves Lansdown PLC	76,066	1,600,653
Hikma Pharmaceuticals PLC	33,002	1,087,809
HSBC Holdings PLC	5,048,878	30,420,357
Imperial Brands PLC	238,502	5,032,672
Informa PLC(a)	284,256	2,022,180
InterContinental Hotels Group PLC(a)	26,684	1,869,137
Intertek Group PLC	45,820	3,068,470
J Sainsbury PLC	558,761	2,288,606
JD Sports Fashion PLC	114,631	1,708,562
Johnson Matthey PLC	70,300	2,627,499
Kingfisher PLC	641,490	2,944,177
Land Securities Group PLC	242,491	2,278,076
Legal & General Group PLC	1,587,724	6,261,638
Lloyds Banking Group PLC	17,292,061	11,834,353
London Stock Exchange Group PLC	82,990	8,078,558
M&G PLC	556,333	1,519,957

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Melrose Industries PLC	1,170,430	$2,525,255
Mondi PLC	75,712	1,890,813
National Grid PLC	820,796	10,509,112
Natwest Group PLC	1,216,116	3,666,802
Next PLC	36,956	4,027,813
NMC Health PLC(a)(d)	19,275	—
Ocado Group PLC(a)	120,715	2,979,318
Pearson PLC	224,774	1,849,581
Persimmon PLC	83,028	3,093,482
Prudential PLC	644,294	13,148,721
Reckitt Benckiser Group PLC	173,515	14,086,433
RELX PLC	492,602	15,274,298
Rentokil Initial PLC	412,737	3,322,097
Rolls-Royce Holdings PLC(a)	2,079,618	3,753,376
Royalty Pharma PLC, Class A	21,570	852,662
Sage Group PLC (The)	192,620	1,873,329
Schroders PLC	19,133	947,730
Segro PLC	243,550	4,304,635
Sensata Technologies Holding PLC(a)	34,601	1,906,515
Severn Trent PLC	83,768	3,137,301
Smith & Nephew PLC	232,288	4,011,629
Smiths Group PLC	81,771	1,518,328
Spirax-Sarco Engineering PLC	15,717	3,355,099
SSE PLC	262,922	5,920,897
St. James’s Place PLC	209,209	4,519,507
Standard Chartered PLC	683,760	4,624,269
Taylor Wimpey PLC	977,863	2,068,972
Tesco PLC	1,791,655	6,615,267
Unilever PLC	639,178	34,222,791
United Utilities Group PLC	124,411	1,768,271
Vodafone Group PLC	6,590,238	9,713,030
Whitbread PLC(a)	40,638	1,818,054
WPP PLC	324,786	4,694,707
		547,555,352
United States — 59.8%
10X Genomics Inc., Class A(a)(c)	18,351	2,959,466
3M Co.	143,038	25,558,030
A O Smith Corp.	29,807	2,177,997
Abbott Laboratories	435,787	56,168,586
AbbVie Inc.	441,274	50,600,890
ABIOMED Inc.(a)	11,782	3,912,095
Accenture PLC, Class A	154,216	55,331,159
Activision Blizzard Inc.	197,024	15,405,307
Adobe Inc.(a)	119,552	77,751,839
Advance Auto Parts Inc.	17,667	3,984,262
Advanced Micro Devices Inc.(a)	297,930	35,820,124
AES Corp. (The)	174,046	4,373,776
Aflac Inc.	173,073	9,288,828
Agilent Technologies Inc.	72,084	11,352,509
AGNC Investment Corp.	143,144	2,278,852
Air Products & Chemicals Inc.	55,248	16,563,903
Airbnb Inc., Class A(a)(c)	31,044	5,297,969
Akamai Technologies Inc.(a)	42,346	4,465,809
Albemarle Corp.	29,143	7,299,447
Alexandria Real Estate Equities Inc.	29,501	6,022,334
Align Technology Inc.(a)	18,995	11,859,908
Alleghany Corp.(a)	3,796	2,472,638
Allegion PLC	21,680	2,781,544
Alliant Energy Corp.	66,501	3,761,962
Allstate Corp. (The)	77,012	9,524,074
Security	Shares	Value

United States (continued)
Ally Financial Inc.	83,476	$3,985,144
Alnylam Pharmaceuticals Inc.(a)	30,415	4,853,017
Alphabet Inc., Class A(a)	73,513	217,666,112
Alphabet Inc., Class C, NVS(a)	71,913	213,251,529
Altice USA Inc., Class A(a)	69,274	1,129,166
Altria Group Inc.	446,570	19,698,203
Amazon.com Inc.(a)	111,701	376,703,803
AMC Entertainment Holdings Inc., Class A(a)(c)	119,574	4,229,332
AMERCO	2,382	1,755,510
Ameren Corp.	64,312	5,420,858
American Electric Power Co. Inc.	120,581	10,214,417
American Express Co.	167,786	29,157,851
American Financial Group Inc./OH	19,316	2,627,749
American International Group Inc.	213,732	12,629,424
American Tower Corp.	113,046	31,875,581
American Water Works Co. Inc.	48,319	8,416,203
Ameriprise Financial Inc.	31,218	9,431,894
AmerisourceBergen Corp.	39,769	4,852,613
AMETEK Inc.	58,661	7,766,716
Amgen Inc.	139,256	28,821,814
Amphenol Corp., Class A	148,982	11,437,348
Analog Devices Inc.	132,425	22,974,413
Annaly Capital Management Inc.	289,314	2,447,596
ANSYS Inc.(a)	20,513	7,786,325
Anthem Inc.	60,699	26,411,956
Aon PLC, Class A	57,575	18,419,394
Apollo Global Management Inc.	48,177	3,707,220
Apple Inc.	4,138,778	619,988,944
Applied Materials Inc.	224,853	30,726,162
Aramark	53,861	1,964,849
Arch Capital Group Ltd.(a)	100,832	4,216,794
Archer-Daniels-Midland Co.	140,731	9,040,559
Arista Networks Inc.(a)	14,791	6,059,725
Arrow Electronics Inc.(a)	20,228	2,341,391
Arthur J Gallagher & Co.	45,371	7,607,356
Assurant Inc.	13,665	2,204,301
AT&T Inc.	1,688,093	42,641,229
Athene Holding Ltd., Class A(a)	40,432	3,517,988
Atmos Energy Corp.	29,887	2,753,190
Autodesk Inc.(a)	56,491	17,942,107
Autoliv Inc.	26,351	2,552,094
Automatic Data Processing Inc.	107,500	24,132,675
AutoZone Inc.(a)	5,866	10,469,871
Avalara Inc.(a)(c)	21,161	3,801,362
AvalonBay Communities Inc.	34,994	8,282,380
Avantor Inc.(a)	115,946	4,681,899
Avery Dennison Corp.	17,152	3,734,333
Baker Hughes Co.	151,417	3,797,538
Ball Corp.	80,092	7,326,816
Bank of America Corp.	1,922,701	91,866,654
Bank of New York Mellon Corp. (The)	202,627	11,995,518
Bath & Body Works Inc.	58,781	4,061,179
Baxter International Inc.	123,409	9,744,375
Becton Dickinson and Co.	72,103	17,275,158
Bentley Systems Inc., Class B(c)	43,737	2,587,044
Berkshire Hathaway Inc., Class B(a)	327,485	93,991,470
Best Buy Co. Inc.	59,834	7,314,108
Biogen Inc.(a)	37,935	10,116,506
BioMarin Pharmaceutical Inc.(a)	46,379	3,674,608
Bio-Rad Laboratories Inc., Class A(a)	5,980	4,752,186

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Bio-Techne Corp.	7,672	$4,017,443
Black Knight Inc.(a)	32,832	2,301,852
BlackRock Inc.(f)	38,302	36,136,405
Blackstone Inc., NVS	172,368	23,859,179
Boeing Co. (The)(a)	133,886	27,718,419
Booking Holdings Inc.(a)	10,163	24,602,387
Booz Allen Hamilton Holding Corp.	35,080	3,047,049
BorgWarner Inc.	60,563	2,729,574
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,538	757,434
Boston Properties Inc.	39,440	4,481,962
Boston Scientific Corp.(a)	349,670	15,081,267
Bristol-Myers Squibb Co.	564,142	32,945,893
Broadcom Inc.	100,569	53,469,520
Broadridge Financial Solutions Inc.	27,953	4,987,095
Brown & Brown Inc.	61,858	3,903,858
Brown-Forman Corp., Class B, NVS	78,850	5,353,127
Bunge Ltd.	32,711	3,030,347
Burlington Stores Inc.(a)	17,532	4,843,916
Cable One Inc.	1,321	2,260,508
Cadence Design Systems Inc.(a)	72,541	12,557,573
Caesars Entertainment Inc.(a)	51,956	5,687,104
Camden Property Trust	28,179	4,595,995
Campbell Soup Co.	47,053	1,879,767
Capital One Financial Corp.	114,980	17,365,429
Cardinal Health Inc.	74,282	3,551,422
CarMax Inc.(a)	41,890	5,735,579
Carnival Corp.(a)	193,140	4,279,982
Carrier Global Corp.	208,462	10,887,970
Carvana Co.(a)	18,952	5,745,867
Catalent Inc.(a)	40,229	5,545,970
Caterpillar Inc.	136,381	27,823,088
Cboe Global Markets Inc.	29,613	3,907,139
CBRE Group Inc., Class A(a)	86,574	9,010,622
CDW Corp./DE	34,460	6,431,959
Celanese Corp.	27,933	4,511,459
Centene Corp.(a)	145,756	10,383,657
CenterPoint Energy Inc.	109,450	2,850,078
Ceridian HCM Holding Inc.(a)	29,276	3,666,819
Cerner Corp.	74,193	5,511,798
CF Industries Holdings Inc.	62,814	3,567,835
CH Robinson Worldwide Inc.	34,010	3,298,630
Charles River Laboratories International Inc.(a)	8,740	3,921,463
Charles Schwab Corp. (The)	365,712	29,999,355
Charter Communications Inc., Class A(a)	34,334	23,171,673
Cheniere Energy Inc.(a)	64,677	6,687,602
Chevron Corp.	477,946	54,720,038
Chewy Inc., Class A(a)(c)	24,645	1,868,091
Chipotle Mexican Grill Inc.(a)	6,939	12,344,689
Chubb Ltd.	111,469	21,778,813
Church & Dwight Co. Inc.	63,212	5,522,200
Cigna Corp.	87,645	18,721,848
Cincinnati Financial Corp.	38,152	4,633,179
Cintas Corp.	22,578	9,778,532
Cisco Systems Inc.	1,038,292	58,113,203
Citigroup Inc.	508,375	35,159,215
Citizens Financial Group Inc.	117,271	5,556,300
Citrix Systems Inc.	30,050	2,846,637
Clorox Co. (The)	32,461	5,291,468
Cloudflare Inc., Class A(a)	57,833	11,261,242
CME Group Inc.	90,950	20,059,022
Security	Shares	Value

United States (continued)
CMS Energy Corp.	72,455	$4,372,659
Coca-Cola Co. (The)	992,982	55,974,395
Cognex Corp.	41,622	3,645,671
Cognizant Technology Solutions Corp., Class A	135,760	10,601,498
Colgate-Palmolive Co.	173,678	13,232,527
Comcast Corp., Class A	1,132,698	58,254,658
Conagra Brands Inc.	126,070	4,059,454
ConocoPhillips	349,805	26,056,974
Consolidated Edison Inc.	80,167	6,044,592
Constellation Brands Inc., Class A	42,965	9,315,242
Cooper Companies Inc. (The)	11,771	4,907,565
Copart Inc.(a)	56,013	8,698,259
Corning Inc.	192,160	6,835,131
Corteva Inc.	194,269	8,382,707
CoStar Group Inc.(a)	97,706	8,407,601
Costco Wholesale Corp.	110,542	54,335,815
Coterra Energy Inc.	157,120	3,349,798
Coupa Software Inc.(a)(c)	17,538	3,993,403
Crowdstrike Holdings Inc., Class A(a)	44,346	12,496,703
Crown Castle International Corp.	107,798	19,435,979
Crown Holdings Inc.	30,046	3,124,484
CSX Corp.	557,999	20,182,824
Cummins Inc.	39,085	9,374,146
CVS Health Corp.	325,963	29,101,977
Danaher Corp.	159,514	49,731,680
Darden Restaurants Inc.	32,722	4,716,549
Datadog Inc., Class A(a)(c)	42,643	7,123,513
DaVita Inc.(a)	23,370	2,412,719
Deere & Co.	75,324	25,784,158
Dell Technologies Inc., Class C(a)	60,039	6,603,690
Delta Air Lines Inc.(a)	43,246	1,692,216
DENTSPLY SIRONA Inc.	58,588	3,351,819
Devon Energy Corp.	147,674	5,918,774
Dexcom Inc.(a)	23,725	14,785,657
Digital Realty Trust Inc.	69,970	11,041,966
Discover Financial Services	78,558	8,902,193
Discovery Inc., Class A(a)	42,041	985,441
Discovery Inc., Class C, NVS(a)	68,807	1,552,286
DISH Network Corp., Class A(a)	64,932	2,666,757
DocuSign Inc.(a)	47,141	13,118,869
Dollar General Corp.	61,015	13,516,043
Dollar Tree Inc.(a)	56,974	6,139,518
Dominion Energy Inc.	186,002	14,123,132
Domino’s Pizza Inc.	10,099	4,938,108
DoorDash Inc., Class A(a)	16,547	3,223,356
Dover Corp.	36,770	6,217,072
Dow Inc.	187,839	10,513,349
DR Horton Inc.	90,867	8,111,697
DraftKings Inc., Class A(a)(c)	81,552	3,799,508
Dropbox Inc., Class A(a)	77,356	2,358,584
DTE Energy Co.	44,191	5,009,050
Duke Energy Corp.	181,093	18,473,297
Duke Realty Corp.	95,455	5,368,389
DuPont de Nemours Inc.	134,555	9,365,028
Dynatrace Inc.(a)	55,630	4,172,250
Eastman Chemical Co.	28,901	3,006,571
Eaton Corp. PLC	94,096	15,503,257
eBay Inc.	174,103	13,357,182
Ecolab Inc.	62,705	13,934,305
Edison International	91,821	5,778,296

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Edwards Lifesciences Corp.(a)	156,860	$18,794,965
Elanco Animal Health Inc.(a)	104,666	3,441,418
Electronic Arts Inc.	73,746	10,342,877
Eli Lilly & Co.	202,701	51,640,107
Emerson Electric Co.	154,750	15,012,297
Enphase Energy Inc.(a)	30,232	7,002,638
Entergy Corp.	49,992	5,150,176
EOG Resources Inc.	146,927	13,584,870
EPAM Systems Inc.(a)	14,084	9,481,912
Equifax Inc.	31,220	8,661,365
Equinix Inc.	22,311	18,675,869
Equitable Holdings Inc.	95,599	3,202,567
Equity LifeStyle Properties Inc.	38,435	3,248,142
Equity Residential	89,021	7,691,414
Erie Indemnity Co., Class A, NVS	6,265	1,289,400
Essential Utilities Inc.	60,176	2,832,484
Essex Property Trust Inc.	16,701	5,677,171
Estee Lauder Companies Inc. (The), Class A	56,406	18,294,158
Etsy Inc.(a)	30,888	7,743,313
Everest Re Group Ltd.	11,025	2,883,038
Evergy Inc.	53,451	3,407,501
Eversource Energy	80,688	6,850,411
Exact Sciences Corp.(a)	39,288	3,741,003
Exelon Corp.	240,707	12,803,205
Expedia Group Inc.(a)	34,629	5,693,354
Expeditors International of Washington Inc.	47,610	5,868,409
Extra Space Storage Inc.	34,046	6,719,659
Exxon Mobil Corp.	1,047,570	67,536,838
F5 Networks Inc.(a)	15,737	3,322,868
FactSet Research Systems Inc.	7,982	3,543,130
Fair Isaac Corp.(a)	6,838	2,722,892
Fastenal Co.	143,420	8,186,414
FedEx Corp.	62,928	14,821,432
Fidelity National Financial Inc.	68,299	3,272,205
Fidelity National Information Services Inc.	157,969	17,493,487
Fifth Third Bancorp.	184,987	8,052,484
First Republic Bank/CA	44,174	9,556,161
FirstEnergy Corp.	132,923	5,121,523
Fiserv Inc.(a)	142,176	14,002,914
FleetCor Technologies Inc.(a)	21,790	5,391,064
FMC Corp.	33,385	3,038,369
Ford Motor Co.(a)	952,067	16,261,304
Fortinet Inc.(a)	35,870	12,064,516
Fortive Corp.	80,449	6,090,794
Fortune Brands Home & Security Inc.	32,707	3,316,490
Fox Corp., Class A, NVS	95,853	3,809,198
Franklin Resources Inc.	75,122	2,365,592
Freeport-McMoRan Inc.	370,455	13,973,563
Garmin Ltd.	35,457	5,091,625
Gartner Inc.(a)	23,741	7,879,875
Generac Holdings Inc.(a)	15,893	7,923,614
General Dynamics Corp.	59,898	12,144,320
General Electric Co.	272,466	28,573,509
General Mills Inc.	136,657	8,445,403
General Motors Co.(a)	324,495	17,662,263
Genuine Parts Co.	32,021	4,198,273
Gilead Sciences Inc.	308,512	20,016,259
Global Payments Inc.	75,338	10,772,581
Globe Life Inc.	20,883	1,859,005
GoDaddy Inc., Class A(a)	44,417	3,072,324
Security	Shares	Value

United States (continued)
Goldman Sachs Group Inc. (The)	82,113	$33,941,409
Guidewire Software Inc.(a)	21,847	2,746,823
Halliburton Co.	214,508	5,360,555
Hartford Financial Services Group Inc. (The)	89,611	6,535,330
Hasbro Inc.	32,439	3,106,359
HCA Healthcare Inc.	68,202	17,081,873
Healthpeak Properties Inc.	141,364	5,019,836
HEICO Corp.	13,594	1,894,868
HEICO Corp., Class A	15,260	1,917,877
Henry Schein Inc.(a)	31,436	2,400,139
Hershey Co. (The)	38,214	6,700,825
Hess Corp.	72,762	6,007,958
Hewlett Packard Enterprise Co.	331,696	4,859,346
Hilton Worldwide Holdings Inc.(a)	62,292	8,966,933
Hologic Inc.(a)	62,165	4,557,316
Home Depot Inc. (The)	265,284	98,616,674
Honeywell International Inc.	174,166	38,076,171
Hormel Foods Corp.	75,500	3,195,160
Host Hotels & Resorts Inc.(a)	179,896	3,027,650
Howmet Aerospace Inc.	102,682	3,048,629
HP Inc.	321,712	9,757,525
HubSpot Inc.(a)	10,652	8,630,570
Humana Inc.	31,662	14,664,572
Huntington Bancshares Inc./OH	240,611	3,787,217
Huntington Ingalls Industries Inc.	10,229	2,073,725
IAC/InterActiveCorp.(a)	20,642	3,145,222
IDEX Corp.	15,643	3,481,663
IDEXX Laboratories Inc.(a)	21,445	14,285,372
IHS Markit Ltd.	97,927	12,801,017
Illinois Tool Works Inc.	78,555	17,900,328
Illumina Inc.(a)	36,858	15,298,281
Incyte Corp.(a)	48,842	3,271,437
Ingersoll Rand Inc.(a)	89,089	4,789,425
Insulet Corp.(a)	16,181	5,016,434
Intel Corp.	996,275	48,817,475
Intercontinental Exchange Inc.	138,120	19,124,095
International Business Machines Corp.	220,815	27,623,956
International Flavors & Fragrances Inc.	60,303	8,891,677
International Paper Co.	96,249	4,780,688
Interpublic Group of Companies Inc. (The)	83,807	3,064,822
Intuit Inc.	66,470	41,609,555
Intuitive Surgical Inc.(a)	88,464	31,947,004
Invesco Ltd.	108,229	2,750,099
Invitation Homes Inc.	130,013	5,363,036
IPG Photonics Corp.(a)	9,506	1,511,549
IQVIA Holdings Inc.(a)	47,313	12,368,564
Iron Mountain Inc.	70,023	3,195,850
Jack Henry & Associates Inc.	18,555	3,089,036
Jacobs Engineering Group Inc.	36,226	5,086,855
Jazz Pharmaceuticals PLC(a)	14,932	1,986,553
JB Hunt Transport Services Inc.	18,954	3,737,539
JM Smucker Co. (The)	21,844	2,683,754
Johnson & Johnson	646,413	105,287,749
Johnson Controls International PLC	185,818	13,633,467
JPMorgan Chase & Co.	756,042	128,443,975
Juniper Networks Inc.	102,422	3,023,497
Kansas City Southern.	21,420	6,645,555
Kellogg Co.	43,495	2,666,244
Keurig Dr Pepper Inc.	125,304	4,522,221
KeyCorp	265,992	6,189,634

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Keysight Technologies Inc.(a)	50,272	$9,049,965
Kimberly-Clark Corp.	69,553	9,006,418
Kinder Morgan Inc.	491,323	8,229,660
KKR & Co. Inc.	129,807	10,341,724
KLA Corp.	39,873	14,863,059
Knight-Swift Transportation Holdings Inc.	33,399	1,893,389
Kraft Heinz Co. (The)	166,053	5,959,642
Kroger Co. (The)	179,407	7,179,868
L3Harris Technologies Inc.	55,386	12,768,688
Laboratory Corp. of America Holdings(a)	25,098	7,203,628
Lam Research Corp.	35,738	20,140,865
Lamb Weston Holdings Inc.	37,930	2,141,149
Las Vegas Sands Corp.(a)	87,238	3,385,707
Lear Corp.	11,587	1,991,226
Leidos Holdings Inc.	34,246	3,423,915
Lennar Corp., Class A	71,163	7,111,319
Lennox International Inc.	7,991	2,391,546
Liberty Broadband Corp., Class C, NVS(a)	45,128	7,331,044
Liberty Global PLC, Class A(a)	41,259	1,185,784
Liberty Global PLC, Class C, NVS(a)(c)	92,962	2,681,024
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(c)	53,809	3,002,542
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	19,338	962,646
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	39,932	1,969,446
Lincoln National Corp.	51,725	3,731,959
Live Nation Entertainment Inc.(a)	37,045	3,747,102
LKQ Corp.(a)	76,649	4,221,827
Lockheed Martin Corp.	57,565	19,130,001
Loews Corp.	46,949	2,632,430
Lowe’s Companies Inc.	181,668	42,477,612
Lululemon Athletica Inc.(a)(c)	30,966	14,430,466
Lumen Technologies Inc.	242,612	2,877,378
Lyft Inc., Class A(a)	54,037	2,478,677
LyondellBasell Industries NV, Class A	69,036	6,407,922
M&T Bank Corp.	32,683	4,808,323
Marathon Petroleum Corp.	166,262	10,961,654
Markel Corp.(a)	3,368	4,422,622
MarketAxess Holdings Inc.	9,174	3,749,139
Marriott International Inc./MD, Class A(a)	70,046	11,208,761
Marsh & McLennan Companies Inc.	126,722	21,137,230
Martin Marietta Materials Inc.	16,419	6,450,040
Marvell Technology Inc.	198,038	13,565,603
Masco Corp.	66,578	4,364,188
Masimo Corp.(a)	12,400	3,515,896
Mastercard Inc., Class A	218,638	73,357,422
Match Group Inc.(a)	62,036	9,353,788
McCormick & Co. Inc./MD, NVS	63,204	5,070,857
McDonald’s Corp.	183,371	45,026,749
McKesson Corp.	41,265	8,578,168
Medical Properties Trust Inc.	117,226	2,500,431
Medtronic PLC	329,357	39,476,730
MercadoLibre Inc.(a)	11,304	16,741,450
Merck & Co. Inc.	622,596	54,819,578
Meta Platforms Inc, Class A(a)	593,960	192,187,637
MetLife Inc.	190,946	11,991,409
Mettler-Toledo International Inc.(a)	5,898	8,734,230
MGM Resorts International.	111,688	5,267,206
Microchip Technology Inc.	128,921	9,551,757
Micron Technology Inc.	277,430	19,170,413
Security	Shares	Value

United States (continued)
Microsoft Corp.	1,769,055	$586,654,019
Mid-America Apartment Communities Inc.	29,879	6,101,591
Moderna Inc.(a)	85,182	29,405,678
Mohawk Industries Inc.(a)	16,741	2,966,673
Molina Healthcare Inc.(a)	12,949	3,829,278
Molson Coors Beverage Co., Class B	52,728	2,324,778
Mondelez International Inc., Class A	357,145	21,692,987
MongoDB Inc.(a)	13,422	6,996,754
Monolithic Power Systems Inc.	10,854	5,703,343
Monster Beverage Corp.(a)	103,034	8,757,890
Moody’s Corp.	43,220	17,467,363
Morgan Stanley	342,105	35,161,552
Mosaic Co. (The)	104,610	4,348,638
Motorola Solutions Inc.	44,640	11,097,058
MSCI Inc.	21,098	14,027,638
Nasdaq Inc.	25,073	5,262,071
NetApp Inc.	59,738	5,334,603
Netflix Inc.(a)	109,809	75,802,251
Neurocrine Biosciences Inc.(a)	22,425	2,363,819
Newell Brands Inc.	109,856	2,514,604
Newmont Corp.	202,367	10,927,818
News Corp., Class A, NVS	97,319	2,228,605
NextEra Energy Inc.	493,015	42,068,970
Nike Inc., Class B	312,716	52,314,260
NiSource Inc.	76,605	1,889,845
Nordson Corp.	12,890	3,276,767
Norfolk Southern Corp.	62,481	18,310,057
Northern Trust Corp.	50,894	6,261,998
Northrop Grumman Corp.	39,457	14,094,830
NortonLifeLock Inc.	150,423	3,828,265
Novavax Inc.(a)(c)	19,311	2,874,056
Novocure Ltd.(a)	22,035	2,260,130
NRG Energy Inc.	70,797	2,824,092
Nucor Corp.	74,843	8,356,221
NVIDIA Corp.	613,337	156,811,871
NVR Inc.(a)	792	3,876,682
O’Reilly Automotive Inc.(a)	18,618	11,586,354
Oak Street Health Inc.(a)(c)	27,083	1,279,130
Occidental Petroleum Corp.	235,819	7,907,011
Okta Inc.(a)	31,127	7,693,972
Old Dominion Freight Line Inc.	22,789	7,779,025
Omega Healthcare Investors Inc.	56,724	1,665,417
Omnicom Group Inc.	58,735	3,998,679
ON Semiconductor Corp.(a)	99,001	4,758,978
ONEOK Inc.	114,463	7,282,136
Oracle Corp.	474,985	45,570,061
Otis Worldwide Corp.	104,258	8,372,960
Owens Corning.	23,045	2,152,633
PACCAR Inc.	88,480	7,929,578
Packaging Corp. of America.	21,915	3,010,464
Palantir Technologies Inc., Class A(a)	382,052	9,887,506
Palo Alto Networks Inc.(a)	25,155	12,806,159
Parker-Hannifin Corp.	33,622	9,971,949
Paychex Inc.	82,026	10,112,165
Paycom Software Inc.(a)	13,244	7,255,725
PayPal Holdings Inc.(a)	277,861	64,627,690
Peloton Interactive Inc., Class A(a)(c)	66,875	6,115,050
Pentair PLC	47,199	3,491,310
PepsiCo Inc.	335,890	54,279,824
PerkinElmer Inc.	26,977	4,771,962

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pfizer Inc.	1,390,609	$60,825,238
PG&E Corp.(a)	358,401	4,157,452
Philip Morris International Inc.	387,966	36,678,306
Phillips 66	126,626	9,469,092
Pinnacle West Capital Corp.	34,186	2,204,655
Pinterest Inc., Class A(a)	133,698	5,968,279
Pioneer Natural Resources Co.	47,853	8,947,554
Plug Power Inc.(a)(c)	116,452	4,456,618
PNC Financial Services Group Inc. (The)	103,695	21,882,756
Pool Corp.	9,184	4,731,229
PPD Inc.(a)	35,125	1,656,846
PPG Industries Inc.	60,958	9,788,026
PPL Corp.	178,040	5,127,552
Principal Financial Group Inc.	74,594	5,004,511
Procter & Gamble Co. (The)	598,174	85,532,900
Progressive Corp. (The)	146,222	13,873,543
Prologis Inc.	185,935	26,953,138
Prudential Financial Inc.	102,179	11,244,799
PTC Inc.(a)	24,221	3,084,544
Public Service Enterprise Group Inc.	125,608	8,013,790
Public Storage	39,043	12,969,304
PulteGroup Inc.	71,236	3,425,027
Qorvo Inc.(a)	31,066	5,226,233
QUALCOMM Inc.	280,880	37,368,275
Quest Diagnostics Inc.	34,179	5,016,794
Raymond James Financial Inc.	47,794	4,712,010
Raytheon Technologies Corp.	376,460	33,452,236
Realty Income Corp.	86,131	6,152,337
Regency Centers Corp.	36,488	2,569,120
Regeneron Pharmaceuticals Inc.(a)	25,924	16,589,805
Regions Financial Corp.	262,839	6,224,028
RenaissanceRe Holdings Ltd.	13,159	1,865,946
Republic Services Inc.	59,218	7,970,743
ResMed Inc.	37,324	9,812,853
RingCentral Inc., Class A(a)	18,993	4,630,114
Robert Half International Inc.	27,143	3,069,059
Rockwell Automation Inc.	29,977	9,574,654
Roku Inc.(a)	27,241	8,305,781
Rollins Inc.	51,376	1,809,976
Roper Technologies Inc.	26,653	13,003,199
Ross Stores Inc.	90,057	10,194,452
Royal Caribbean Cruises Ltd.(a)	52,561	4,437,725
RPM International Inc.	27,485	2,396,692
S&P Global Inc.	60,720	28,790,995
salesforce.com Inc.(a)	236,557	70,893,767
SBA Communications Corp.	28,293	9,770,422
Schlumberger NV	331,573	10,696,545
Seagen Inc.(a)	31,615	5,574,673
Sealed Air Corp.	35,817	2,124,664
SEI Investments Co.	26,177	1,650,198
Sempra Energy	69,655	8,890,068
ServiceNow Inc.(a)	48,798	34,049,292
Sherwin-Williams Co. (The)	63,222	20,016,717
Simon Property Group Inc.	76,006	11,140,959
Sirius XM Holdings Inc.(c)	270,907	1,649,824
Skyworks Solutions Inc.	41,460	6,929,210
Snap Inc., Class A, NVS(a)	231,241	12,158,652
Snap-on Inc.	13,063	2,654,793
Snowflake Inc., Class A(a)	47,543	16,822,615
SolarEdge Technologies Inc.(a)	12,379	4,390,584
Security	Shares	Value

United States (continued)
Southern Co. (The)	257,572	$16,051,887
Southwest Airlines Co.(a)	41,284	1,951,908
Splunk Inc.(a)(c)	41,880	6,902,662
Square Inc., Class A(a)	93,771	23,864,719
SS&C Technologies Holdings Inc.	63,184	5,021,232
Stanley Black & Decker Inc.	37,038	6,656,840
Starbucks Corp.	295,638	31,358,323
State Street Corp.	91,604	9,027,574
Steel Dynamics Inc.	47,245	3,121,950
Stryker Corp.	84,354	22,444,069
Sun Communities Inc.	24,143	4,731,545
Sunrun Inc.(a)	46,102	2,659,163
SVB Financial Group(a)	13,778	9,884,337
Synchrony Financial	135,220	6,280,969
Synopsys Inc.(a)	36,314	12,099,099
Sysco Corp.	121,665	9,356,039
T-Mobile U.S. Inc.(a)	147,692	16,989,011
T Rowe Price Group Inc.	56,650	12,286,252
Take-Two Interactive Software Inc.(a)	29,726	5,380,406
Target Corp.	125,133	32,487,029
TE Connectivity Ltd.	86,828	12,676,888
Teladoc Health Inc.(a)(c)	31,391	4,695,780
Teledyne Technologies Inc.(a)	10,624	4,772,513
Teleflex Inc.	10,003	3,570,471
Teradyne Inc.	42,568	5,884,600
Tesla Inc.(a)	202,011	225,040,254
Texas Instruments Inc.	226,842	42,528,338
Textron Inc.	64,083	4,732,530
Thermo Fisher Scientific Inc.	97,932	61,997,811
TJX Companies Inc. (The)	299,817	19,635,015
Tractor Supply Co.	30,650	6,656,261
Trade Desk Inc. (The), Class A(a)	109,621	8,211,709
Tradeweb Markets Inc., Class A	20,227	1,802,226
TransDigm Group Inc.(a)	12,926	8,063,497
TransUnion	48,331	5,572,081
Travelers Companies Inc. (The)	63,689	10,246,286
Trimble Inc.(a)	66,682	5,826,006
Truist Financial Corp.	339,185	21,528,072
Twilio Inc., Class A(a)	37,915	11,046,914
Twitter Inc.(a)	197,350	10,566,119
Tyler Technologies Inc.(a)	9,362	5,085,626
Tyson Foods Inc., Class A	74,077	5,923,938
U.S. Bancorp.	330,833	19,972,388
Uber Technologies Inc.(a)	289,416	12,682,209
UDR Inc.	75,511	4,193,126
UGI Corp.	44,773	1,943,596
Ulta Beauty Inc.(a)	13,988	5,138,632
Union Pacific Corp.	164,118	39,618,085
United Parcel Service Inc., Class B	177,236	37,834,569
United Rentals Inc.(a)	19,328	7,327,438
UnitedHealth Group Inc.	233,691	107,607,695
Unity Software Inc.(a)(c)	15,276	2,311,412
Universal Health Services Inc., Class B	18,069	2,242,363
Vail Resorts Inc.	10,750	3,705,633
Valero Energy Corp.	105,599	8,165,971
Veeva Systems Inc., Class A(a)	34,306	10,875,345
Ventas Inc.	94,319	5,033,805
VEREIT Inc.	46,598	2,343,879
VeriSign Inc.(a)	27,173	6,050,612
Verisk Analytics Inc.	38,017	7,993,835

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Verizon Communications Inc.	998,906	$52,932,029
Vertex Pharmaceuticals Inc.(a)	65,387	12,092,018
VF Corp.	82,478	6,010,997
ViacomCBS Inc., Class B, NVS	147,328	5,336,220
Viatris Inc.	307,912	4,110,625
VICI Properties Inc.	104,310	3,061,499
Visa Inc., Class A	413,339	87,532,800
Vistra Corp.	94,237	1,846,103
VMware Inc., Class A(a)	20,546	3,116,828
Vornado Realty Trust	51,940	2,214,202
Voya Financial Inc.	22,254	1,552,662
Vulcan Materials Co.	33,369	6,344,114
W R Berkley Corp.	35,273	2,807,731
Walmart Inc.	375,609	56,123,497
Walgreens Boots Alliance Inc.	184,645	8,682,008
Walt Disney Co. (The)(a)	450,235	76,121,231
Waste Management Inc.	106,875	17,124,581
Waters Corp.(a)	16,341	6,006,135
Wayfair Inc., Class A(a)(c)	17,733	4,417,290
WEC Energy Group Inc.	78,859	7,102,042
Wells Fargo & Co.	994,972	50,902,768
Welltower Inc.	102,546	8,244,698
West Pharmaceutical Services Inc.	18,682	8,031,018
Western Digital Corp.(a)	75,230	3,933,777
Western Union Co. (The)	111,327	2,028,378
Westinghouse Air Brake Technologies Corp.	50,241	4,558,366
Westrock Co.	67,848	3,263,489
Weyerhaeuser Co.	179,085	6,396,916
Whirlpool Corp.	17,306	3,648,624
Williams Companies Inc. (The)	311,343	8,745,625
Willis Towers Watson PLC	32,438	7,859,079
Workday Inc., Class A(a)	42,510	12,327,050
WP Carey Inc.	35,031	2,701,240
WW Grainger Inc.	11,310	5,237,774
Wynn Resorts Ltd.(a)	27,553	2,474,259
Xcel Energy Inc.	129,640	8,373,448
Xilinx Inc.	63,041	11,347,380
Xylem Inc./NY	47,931	6,259,309
Yum! Brands Inc.	75,176	9,392,489
Zebra Technologies Corp., Class A(a)	14,341	7,657,377
Zendesk Inc.(a)	25,968	2,643,542
Zillow Group Inc., Class C, NVS(a)(c)	49,104	5,088,648
Zimmer Biomet Holdings Inc.	50,621	7,244,878
Zoetis Inc.	121,587	26,287,109
Zoom Video Communications Inc., Class A(a)	51,589	14,168,919
Zscaler Inc.(a)	19,921	6,352,010
		10,249,035,928
Total Common Stocks — 99.3%
(Cost: $11,722,127,439)		17,019,325,945

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,402,630	4,945,664
Cia. Energetica de Minas Gerais, Preference Shares, NVS	410,995	937,953
Gerdau SA, Preference Shares, NVS	256,750	1,223,745
Itau Unibanco Holding SA, Preference Shares, NVS	1,098,190	4,535,740
Itausa SA, Preference Shares, NVS	1,154,402	2,096,570

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA, Preference Shares, NVS	1,459,813	$7,048,426
		20,788,098
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	32,231	1,753,888

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	157,356	1,412,376

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	411,121
Fuchs Petrolub SE, Preference Shares, NVS	16,341	782,809
Henkel AG & Co. KGaA, Preference Shares, NVS	45,622	4,087,161
Porsche Automobil Holding SE, Preference Shares, NVS	41,355	4,304,081
Sartorius AG, Preference Shares, NVS	8,251	5,344,482
Volkswagen AG, Preference Shares, NVS	55,516	12,459,534
		27,389,188
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,136,118	431,922

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,979,800	1,078,596

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	211,485	11,618,139

Total Preferred Stocks — 0.4%
(Cost: $51,687,640)		64,472,207

Rights

Brazil — 0.0%
Ultrapar Participacoes SA (Expires 11/03/21)(a)	5,916	—

Germany — 0.0%
Vitesco Technologies Group AG (a)	1	46

Total Rights — 0.0%
(Cost: $0)		46

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 07/22/22)	254,750	—
BTS Group Holdings PCL (Expires 11/20/26)	509,500	—
		—
Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	114,718,443	114,775,802

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	19,480,000	$19,480,000
		134,255,802
Total Short-Term Investments — 0.8%
(Cost: $134,152,732)		134,255,802

Total Investments in Securities — 100.5%
(Cost: $11,907,967,811)		17,218,054,000

Other Assets, Less Liabilities — (0.5)%		(80,974,615)

Net Assets — 100.0%		$17,137,079,385

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$121,480,560	$—	$(6,704,758	)(a)	$—	$—	$114,775,802	114,718,443	$273,689	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,600,000	—	(10,120,000	)(a)	—	—	19,480,000	19,480,000	324		—
BlackRock Inc.	34,020,813	462,350	(1,376,515)		816,855	2,212,902	36,136,405	38,302	156,874		—
					$816,855	$2,212,902	$170,392,207		$430,887		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	83	12/17/21	$9,709	$(4,731)
MSCI Emerging Markets Index	78	12/17/21	4,922	(74,141)
S&P 500 E-Mini Index	106	12/17/21	24,364	835,682
				$756,810

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
October 31, 2021

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,294,012,728	$5,725,146,264	$166,953	$17,019,325,945
Preferred Stocks	24,061,879	40,410,328	—	64,472,207
Rights	—	46	—	46
Warrants	—	—	—	—
Money Market Funds.	134,255,802	—	—	134,255,802
	$11,452,330,409	$5,765,556,638	$166,953	$17,218,054,000
Derivative financial instruments(a)
Assets
Futures Contracts	$835,682	$—	$—	$835,682
Liabilities
Futures Contracts	(78,872)	—	—	(78,872)
	$756,810	$—	$—	$756,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares